                                                      Registration Nos. 33-44745
                                                                        811-1491


                 As filed with the Commission on April 7, 1999
                    ______________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.  ____          ___
     Post-Effective Amendment No.  8             X
                                  ----          ---

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 24               X
                   --              ---


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (713) 831-8471
              (Depositor's Telephone Number, including Area Code)


                            Pauletta P. Cohn, Esq.
                    Associate General Counsel and Secretary
                        American General Life Companies
                   2727 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

     [X]  on April 30, 1999 pursuant to paragraph (b) of Rule 485

     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

     [_]  75 days after filing pursuant to paragraph (a)(2)

     [_]  on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account A under variable annuity contracts

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
               INDIVIDUAL VARIABLE RETIREMENT ANNUITY CONTRACT
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT
                   P. O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-247-6584 OR 713/831-3505

The individual variable retirement annuity contracts (the "Contracts") described by this Prospectus are offered by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-Western").

You may use AGL's Separate Account A ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of American General Series Portfolio Company "Portfolio Company"):

 .    American General Series Portfolio Company
     .  MidCap Index Fund
     .  Asset Allocation Fund
     .  Money Market Fund
     .  Capital Conservation Fund
     .  Government Securities Fund
     .  Stock Index Fund

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated April 30, 1999. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Table of Contents" of the Statement appears at page 44 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-247-6584. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

THIS PROSPECTUS IS VALID ONLY IF YOU ALSO RECEIVE THE CURRENT AMERICAN GENERAL SERIES PORTFOLIO COMPANY PROSPECTUS.


                    THIS PROSPECTUS IS DATED APRIL 30, 1999

                               TABLE OF CONTENTS

Definitions..........................................................    4

Fee Table............................................................    6
     Contract Owner Transaction Expenses.............................    6
     Division Annual Expenses After Expense Reimbursements...........    7

Synopsis of Contract Provisions......................................    8
     General Description.............................................    9
     Sales Charges and Other Deductions..............................    9
     Periodic Payments...............................................    9
     Purchase Payment Accumulation...................................   10
     Fixed and Variable Annuity Payments.............................   10
     Changes in Allocations Among Divisions and Fixed Accumulation...   11
     Surrenders, Withdrawals and Cancellations.......................   11
     Death Proceeds..................................................   11
     Limitations Imposed by Retirement Plans and Employers...........   11
     Communications to Us............................................   12

Selected Accumulation Unit Data (Unaudited)..........................   13

Financial Information................................................   16

AGL..................................................................   16

Separate Account A...................................................   17

Portfolio Company....................................................   17

Voting Privileges....................................................   19

Contract Issuance and Purchase Payments..............................   20
     General Description.............................................   20
     Payments........................................................   20

Variable Account Value...............................................   21

Transfer and Surrender of Contract Owner Variable Account Value......   22
     Transfers.......................................................   22
     Surrenders......................................................   22

Annuity Period and Annuity Payment Options...........................   23
     Annuity Commencement Date.......................................   23
     Annuity Payment Options.........................................   23
     Annuity Payments................................................   26

Death Proceeds.......................................................   26
     Death Proceeds Before the Annuity Commencement Date.............   26
     Death Proceeds After the Annuity Commencement Date..............   27
     Proof of Death..................................................   27

Charges Under the Contract...........................................   28
     Sales and Administrative Expenses...............................   28
     Premium Taxes...................................................   29
     Surrender Charge................................................   30
     Maintenance Charge..............................................   30
     Charge to the Separate Account..................................   31
     Contract Expense Guarantee......................................   31
     Other Charges...................................................   32

Other Aspects of the Contracts.......................................   32
     Contract Owners, Participants, Annuitants, and Beneficiaries;
       Assignments...................................................   32
     Reports.........................................................   33
     Rights Reserved by Us...........................................   33
     Payment and Deferment...........................................   34

Federal Income Tax Matters...........................................   34
     General.........................................................   34
     Non-Qualified Contracts.........................................   35
     Individual Retirement Annuities ("IRAs")........................   36
     Roth IRAs.......................................................   38
     Simplified Employee Pension Plans...............................   39
     Simple Retirement Accounts......................................   39
     Other Qualified Plans...........................................   39
     Private Employer Unfunded Deferred Compensation Plans...........   41
     Federal Income Tax Withholding and Reporting....................   41
     Taxes Payable by AGL and the Separate Account...................   41

Distribution Arrangements.............................................  42

Services Agreement....................................................  42

Legal Matters.........................................................  42

Year 2000 Considerations..............................................  42

Other Information on File.............................................  44

Contents of Statement of Additional Information.......................  44

                                  DEFINITIONS

WE, OUR AND US -- American General Life Insurance Company ("AGL")

YOU AND YOUR -- a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Contract Owner.

ACCUMULATION PERIOD -- the period between the date of the first purchase payment for a Variable Annuity contract and the Annuity Commencement Date.

ACCUMULATION UNIT -- a measuring unit used in calculating your interest in a Division of Separate Account A before the Annuity Commencement Date.

ACCUMULATED VALUE -- the dollar value of a Variable Account.

ANNUITANT -- the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY -- a series of payments for life or a designated period subject to the terms of the Contract.

ANNUITY ADMINISTRATION DEPARTMENT -- our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE -- the date on which we begin making payments under an Annuity Payment Option.

ANNUITY PAYMENT OPTION -- one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD -- the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT -- a measuring unit used to calculate the amount of Annuity payments.

BENEFICIARY -- the person who will receive any proceeds due under a Contract following the death of a Contract Owner or the Annuitant.

CODE -- the Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY -- a person you designate to receive any proceeds due under a Contract following the death of a Contract Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT -- an individual annuity Contract offered by this Prospectus.

CONTRACT OWNER -- the owner of the Contract, who may be the Annuitant or some other person or entity.

DIVISION -- one of the several different investment options into which Separate Account A is divided. Each Division invests in shares of a Fund.

FIXED ANNUITY PAYMENTS -- annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account A.

FUND -- a separate portfolio of American General Series Portfolio Company.

HOME OFFICE -- our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; Mailing address -- P.O. Box 1401, Houston, Texas 77251-1401; 1-800-247-6584 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") -- a federal law governing the operations of investment companies such as the Funds and the Separate Account.

NON-QUALIFIED -- not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

PARTICIPANT -- a Contract Owner or person who has a fully vested (100%) interest in benefits provided under a Contract.

PERIODIC PAYMENTS -- amounts paid on a continuing basis to purchase an Annuity.

QUALIFIED -- eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT A -- the segregated asset account of AGL named Separate Account A which receives and invests purchase payments under the Contracts.

SURRENDER CHARGE -- a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE -- a day when we are open for business. However, a day is not a Valuation Date, if the Fund in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD -- the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT -- the account in which Accumulation Units acquired under the Contract are kept in Separate Account A.

VARIABLE ACCOUNT VALUE -- the sum of your account values in the Separate Account Division. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS -- annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WITHDRAWAL -- Withdrawing (redeeming) a portion or all of the Accumulated Value of the Contract without surrendering the Contract.

                                   FEE TABLE

The purpose of this Fee Table and the examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract or participation. The Fee Table reflects expenses of Separate Account A and of Portfolio Company's Funds. The Fee Table and the examples assume the highest deductions possible under a Contract or participation. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

CONTRACT OWNER TRANSACTION EXPENSES

     Maximum Sales Expense Deduction Imposed on
     Purchases (as a percentage of the aggregate
     amount of purchase payments).................   4.5%

     Maximum Withdrawal Charge....................   $5.00 plus 2% of the net
                                                     amount withdrawn

     Maximum Administrative Expense Deduction
     Imposed on Purchases (as a percentage of the
     aggregate amount of purchase payments)........  0.5%

     Maintenance Charge (assessed each month)/1/...  $0.75


                                                         (Footnote on next page)

DIVISION ANNUAL EXPENSES AFTER EXPENSE REIMBURSEMENTS
(AS A PERCENTAGE OF ANNUAL VALUE OF A DIVISION)

                         MIDCAP        ASSET        MONEY        CAPITAL      GOVERNMENT      STOCK
                          INDEX     ALLOCATION     MARKET     CONSERVATION    SECURITIES      INDEX
                        DIVISION     DIVISION     DIVISION      DIVISION       DIVISION     DIVISION/2/
                        ---------   -----------   ---------   -------------   -----------   ----------


Mortality Risk Fee         .9000 %       .9000 %     .9000 %         .9000 %       .9000 %      .9000%
Expense Risk Fee           .1017 %       .1017 %     .1017 %         .1017 %       .1017 %      .1017%

Total Division
Annual Expenses           1.0017 %      1.0017 %    1.0017 %        1.0017 %      1.0017 %     1.0017%

Division Expense
Reimbursement/3/          (.0367)%      (.2167)%    (.2167)%        (.2167)%      (.2167)%          0%

Total Division
Annual Expenses
After Expense
Reimbursement              .9650 %       .7850 %     .7850 %         .7850 %       .7850 %     1.0017%

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                         MIDCAP        ASSET        MONEY        CAPITAL      GOVERNMENT      STOCK
                          INDEX     ALLOCATION     MARKET     CONSERVATION    SECURITIES      INDEX
                          Fund         FUND         FUND          FUND           FUND         FUND
                        ---------   -----------   ---------   -------------   -----------   ----------
Management Fees            .32%          .50%        .50%            .50%          .50%         .27%

Other Expenses             .04%          .04%        .04%            .04%          .04%         .04%

Total Fund
  Annual Expenses/4/       .36%          .54%        .54%            .54%          .54%         .31%

Combined Total Annual
  Expenses (Separate
  Account A plus
  applicable Fund)        1.3250%       1.3250%     1.3250%         1.3250%       1.3250%      1.3117%

------------------------

/1/ The Maintenance Charge is assessed for each month after we receive the first purchase payment and before the Annuity Commencement Date. (See "Maintenance
    Charge.")

/2/ Effective with the merger of Quality Growth Fund into Stock Index Fund on
    May 1, 1992, Quality Growth Division was renamed the Stock Index Division.

/3/ Contracts funded through Separate Account A are subject to a Contract
    Expense Guarantee. (See "Contract Expense Guarantee.")

/4/ Expenses are restated to reflect current charges.

Example 1 --  Assuming a Participant makes a total withdrawal at the end of the applicable period. A $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------

MidCap Index Division             $88     $117     $148     $222

Asset Allocation Division         $88     $117     $148     $222

Money Market Division             $88     $117     $148     $222

Capital Conservation Division     $88     $117     $148     $222

Government Securities Division    $88     $117     $148     $222

Stock Index Division              $88     $116     $147     $221


Example 2 --  Assuming a Participant annuitizes at the end of the applicable period, or does not make a total withdrawal. A $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------

MidCap Index Division             $63      $90     $120     $204

Asset Allocation Division         $63      $90     $120     $204

Money Market Division             $63      $90     $120     $204

Capital Conservation Division     $63      $90     $120     $204

Government Securities Division    $63      $90     $120     $204

Stock Index Division              $63      $90     $119     $202

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                        SYNOPSIS OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contract is to provide retirement benefits through

 .  the investment of Periodic Payments, and

 .  the application of Accumulated Values to provide Fixed or Variable Annuity
   Payments.

GENERAL DESCRIPTION

The Contract may be used:

 . in connection with pension and profit sharing plans established by partnerships and sole proprietors and qualified under Section 401 of the Code ("Qualified Plans"). Qualified Plans also include plans which have been referred to as H.R. 10 plans, and

 . in Annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code. Employees and self-employed individuals participating in these plans may take advantage of certain federal income tax benefits incidental to the plans. (See "Federal Income Tax Matters.")

SALES CHARGES AND OTHER DEDUCTIONS

Contracts may be purchased with a single payment or Periodic Payments. Deductions are made from purchase payments under the Contracts for sales, administrative expenses and premium taxes. For sales and administrative expenses, the deduction ranges from a maximum of 5% to a minimum of 2% (5.26% to 2.04% of the amount invested after the deduction). No deduction for sales or administrative expenses will be made from amounts accumulated under the fixed Annuity provisions of the Contract. The current range of premium taxes is 0% to 3.5%.

A maintenance charge of $.75 per month is made against each Contract before the Annuity Commencement Date. In addition, a deduction of 1.0017% of the value of its assets annually is made daily from the assets of Separate Account A. The deduction consists of .9000% for mortality risk charges and .1017% for expense risk charges.

A charge is made for each Withdrawal made before the Annuitant reaches age
59 1/2, ranging from a maximum of $5.00 plus 2% of the net amount withdrawn to a minimum of $5.00 depending on the date of Withdrawal.

In addition to the above, you should be aware that certain withdrawal amounts may be subject to a 10% penalty tax under the Code. (See "Federal Income Tax Matters.")

PERIODIC PAYMENTS

Periodic Payments must be made at regular intervals and in amounts indicated on the application. The interval or amount of Periodic Payments may be changed on your Contract's anniversary date by written notice to us at our Annuity Administration Department. No Periodic Payment may be less than $10. Periodic Payments may be increased to, but not more than, three times the amount of the first annualized Periodic Payments. In other words, the total amount of Periodic

Payments made during the year following the date of any change cannot be more than three times the aggregate amount of Periodic Payments made during the first year following the Issue Date. Any increase greater than this is only accepted upon written consent by AGL. If a Periodic Payment is not paid by the due date, the number of Accumulation Units in the Variable Account will remain fixed until the next payment is made, reduced only by maintenance charges, Withdrawals, and transfers of funds for the purchase of a fixed annuity.

PURCHASE PAYMENT ACCUMULATION

Purchase payments will accumulate on a variable basis until the Annuity Commencement Date. Some Contracts also permit accumulation on a fixed basis.

For variable accumulation, you may allocate part or all of your Variable Account to one of the six available Divisions of Separate Account A. Each Division invests solely in shares of one of six Funds of Portfolio Company. (See "Portfolio Company.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Fund's shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.") AGL places purchase payments allocated to the fixed accumulation option in its general account.

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL.
The amount of the payments will depend on the Annuity payment Option chosen, the age and, in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your Variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. (See "Annuity Period and Annuity Payment Options.") The Contracts provide a life Annuity with 120 monthly payments guaranteed ("Basic Annuity") starting on a selected Annuity Commencement date. In place of the Basic Annuity, various settlement options are available. (See "Annuity Period and Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND FIXED ACCUMULATION

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to another Division or a fixed accumulation option, without charge.

In addition, you may once every 90 days reallocate your Accumulated Value to another Division before the Annuity Commencement Date.

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders.")

You may cancel your Contract by delivering it or mailing it with a written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states, the Contract provides for a 20 or 30-day period. If you send the items by mail, properly addressed and postage prepaid, we will consider them received at our Home Office on the date we actually receive them.

We will refund to you, in most states, the sum of:

   .  your Account Value, and

   .  any premium taxes that have been deducted.

Some states require us to refund the sum of your purchase payments if it is larger than the amount just described. Other states allow us to refund only the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Contract Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Contract Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following tables show the Accumulation Unit Values and the Accumulation Units Outstanding for the Divisions of Separate Account A which, since the date of the Reorganization (as described below on page 17) on April 28, 1989, have either received transfers or had purchase payments allocated to them:

A. Accumulation Unit Values

                                           MIDCAP         ASSET         CAPITAL         MONEY        GOVERNMENT        STOCK
                                            INDEX       ALLOCATION    CONSERVATION      MARKET       SECURITIES        INDEX
                                          DIVISION      DIVISION/1/     DIVISION       DIVISION       DIVISION       DIVISION/2/
                                         -----------   ------------   ------------   ------------   ------------   --------------

Accumulation Unit
Values (Beginning
of Period)                               $1.0000000/3/  $1.0000000/4/     N/A        $1.0000000/5/  $1.0000000/6/  $6.9470360/7/

Accumulation Unit
Values
December 31, 1989                        $1.0134730     $1.0812680     $ .9998910/8/ $1.0296560     $1.0559270/9/  $7.7152130

Accumulation Unit
Values
December 31, 1990                        $0.9126050     $1.0505840    $ .9733880/10/ $1.1056810     $1.0965370     $7.3784390

Accumulation Unit
Values
December 31, 1991                        $1.1056860     $1.2698210        N/A        $1.1593620     $1.1190530/11/ $8.8973800

Accumulation Unit
Values
December 31, 1992                        $1.2069730     $1.2542540        N/A        $1.1908650     $1.1228330    $9.1473900

Accumulation Unit
Values
December 31, 1993                        $1.3479390     $1.3605550    $0.9744070     $1.2080010     $1.2351960    $9.9586940

Accumulation Unit
Values
December 31, 1994                        $1.2805490     $1.3328710    $0.9061820     $1.2374450     $1.1727330    $9.9346370

                                                                                                          (Footnotes are on page 15)


                                           MIDCAP         ASSET         CAPITAL         MONEY        GOVERNMENT        STOCK
                                            INDEX       ALLOCATION    CONSERVATION      MARKET       SECURITIES        INDEX
                                          DIVISION      DIVISION/1/     DIVISION       DIVISION       DIVISION       DIVISION/2/
                                         -----------   ------------   ------------   ------------   ------------   --------------
Accumulation Unit
Values
December 31, 1995                        $ 1.649419     $ 1.650376     $ 1.085475     $ 1.289176     $ 1.369542      $13.510035

Accumulation Unit
Values
December 31, 1996                        $ 1.933369     $ 1.819376     $ 1.096382     $ 1.339458     $ 1.377319      $16.419594

Accumulation Unit
Values
December 31, 1997                        $ 2.513934     $ 2.213944     $ 1.180098     $ 1.355329     $ 1.480310      $21.636223

Accumulation Unit
Values
December 31, 1998                        $ 2.952069     $ 2.600638     $ 1.185152     $ 1.011450     $ 1.591685      $27.507790

B.   Accumulation Units Outstanding

                                           MIDCAP         ASSET         CAPITAL         MONEY        GOVERNMENT        STOCK
                                            INDEX       ALLOCATION    CONSERVATION      MARKET       SECURITIES        INDEX
                                          DIVISION      DIVISION/1/     DIVISION       DIVISION       DIVISION       DIVISION/2/
                                         -----------   ------------   ------------   ------------   ------------   --------------
Accumulation Units
Outstanding
December 31, 1989                         29,943.336    219,709.968        N/A        1,724.450         None       4,471,463.930

Accumulation Units
Outstanding
December 31, 1990                          8,102.959    159,097.692        None     296,290.126        846.475     3,997,653.793

Accumulation Units
Outstanding
December 31, 1991                          8,236.542    161,357.448        None     307,629.955         None       3,669,344.228

Accumulation Units
Outstanding
December 31, 1992                          8,216.123     84,319.784        None     266,737.523     98,507.318     3,378,291.884

                                                                                                          (Footnotes are on page 15)


                                           MIDCAP         ASSET         CAPITAL         MONEY        GOVERNMENT        STOCK
                                            INDEX       ALLOCATION    CONSERVATION      MARKET       SECURITIES        INDEX
                                          DIVISION      DIVISION/1/     DIVISION       DIVISION       DIVISION       DIVISION/2/
                                         -----------   ------------   ------------   ------------   ------------   --------------
Accumulation Units
Outstanding
December 31, 1993                         2,019.323     46,273.447         291.931     1,724.450     127,898.948    3,132,368.242

Accumulation Units
Outstanding
December 31, 1994                         2,002.000     52,685.052       2,855.740     1,724.450       2,390.642    2,925,664.920

Outstanding
December 31, 1995                         1,986.413     50,691.625       5,330.601     1,724.450       2,380.042    2,595,596.122

Accumulation Units
Outstanding
December 31, 1996                         1,055.932     40,744.069       7,757.918    80,561.157       2,370.225    2,411,116.122

Accumulation Units
Outstanding
December 31, 1997                         9,327.907     41,787.393       9,964.962       None          2,361.798    2,259,376.335

Accumulation Units
Outstanding
December 31, 1998                        10,460.901     40,499.767          None         None            923.091    2,050,512.154

--------------------------------
/1/ Effective October 1, 1997, the Timed Opportunity Fund was renamed the Asset Allocation Fund.

/2/ Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was
    renamed the Stock Index Division and its investment objective, investment program, and investment restrictions were changed to those of the Stock Index Division.

/3/ Accumulation Unit Value as of September 14, 1989 (the first date the Division received a transfer or had a purchase payment allocated).  Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital
    Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program, and investment restrictions accordingly.  Historical Accumulation Unit Values before October 1, 1991 reflect investment performance before these changes.

/4/ Accumulation Unit Value as of May 23, 1989 (the first date the Division received a transfer or had a purchase payment allocated).


                                                                                                       (Footnotes continued page 16)


/5/  Accumulation Unit Value as of August 15, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

/6/  Accumulation Unit Value as of May 17, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

/7/  Accumulation Unit Value as of April 28, 1989 (at which date the Division had 4,953,797.742 Accumulation Units outstanding following the reorganization).

/8/  Accumulation Unit Value as of July 5, 1990 (the first date the Division received a transfer or had a purchase payment allocated).

/9/  Accumulation Unit Value as of October 23, 1989, the date on which all Accumulation Units were transferred from the Government
     Securities Division.

/10/ Accumulation Unit Value as of December 26, 1990, the date on which all Accumulation Units were transferred from the Capital
     Conservation Division.

/11/ Accumulation Unit Value as of July 8, 1991, the date on which all Accumulation Units were transferred from the Government
     Securities Division.

                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of Separate Account A also appear in the Statement. They provide financial information about the Divisions which invest in the Funds of the Trust. (See "Contents of Statement of Additional Information.")

                                      AGL

AGL, the successor to Cal-Western, is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

Following the merger with Cal-Western, AGL, among other things, issued assumption certificates to Contract Owners and Participants under the Contracts, previously issued by Cal-Western, to reflect the change in the identity of the insurance company sponsoring the Contracts and guaranteeing rights under the Contracts.

                              SEPARATE ACCOUNT A

Separate Account A was originally established in 1966 under California law. The Separate Account has six Divisions. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

Separate Account A was previously organized as a management separate account investing directly in securities. On April 28, 1989, Separate Account A and Variable Fund C, a former separate account of Cal-Western, were combined and restructured into a single unit investment trust separate account, Separate Account A, investing exclusively in shares of the Funds of Portfolio Company (the "Reorganization"). In connection with the Reorganization, all of the portfolio assets of Separate Account A (including those of Variable Fund C) were sold, assigned, and transferred to the Quality Growth Fund of Portfolio Company in exchange for shares of that Fund, which were in turn issued to the newly created Quality Growth Division of Separate Account A. The Quality Growth Division was renamed the Stock Index Division on May 1, 1992. The Reorganization, among other things, enabled Contract Owners and Participants during the Accumulation Period to invest through Divisions of Separate Account A in any one of the corresponding available Funds.

Each Division of the Separate Account is part of AGL's general business. The assets of Separate Account A belong to AGL. Under Texas law and the terms of the Contracts, the assets of Separate Account A will not be chargeable with liabilities arising out of any other business AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                               PORTFOLIO COMPANY

Portfolio Company was incorporated in Maryland on December 7, 1984. It is an open-end management investment company registered under the 1940 Act. As of December 31, 1998, Portfolio Company had $9.3 billion of net assets. Additional information about Portfolio Company is contained in Portfolio Company's prospectus, which accompanies this Prospectus, and in its statement of additional information referred to therein, copies of which may be obtained from our Annuity Administration Department. Portfolio Company, as of October 1, 1998, consists of 13 Funds. Shares of Portfolio Company are currently sold to Separate Account A, AGL's Separate Account B, AGL's Separate Account D, AGL's Separate Account VL-R and The Variable Annuity Life Insurance Company ("VALIC") Separate Account A, which also fund variable annuity contracts. VALIC also owns shares of certain funds of the Portfolio Company directly. Retirement Plans maintained by VALIC and American General Corporation may own shares of certain funds.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in Portfolio Company could cause the contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in Portfolio Company, if a material irreconcilable conflict arises between separate accounts. In such event, Portfolio Company may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Portfolio Company shares. At the same time, Portfolio Company, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Funds held under Contracts. We reinvest at the Funds' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Funds and increase the number of shares outstanding of the Funds by an equivalent value. However, these dividends and distributions do not change your Accumulated Value.

Portfolio Company's shares are purchased and redeemed by The Variable Annuity Marketing Company ("VAMCO"), principal underwriter for shares of Portfolio Company, at net asset value without sales or redemption charges. VAMCO is a wholly-owned subsidiary of VALIC.

Overall responsibility for managing the affairs of Portfolio Company and overseeing its investment adviser rests with its elected board of directors.

VALIC serves as investment adviser to each of the Funds pursuant to investment advisory agreements with Portfolio Company. VALIC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. VALIC is also the depositor of VALIC's Separate Account A. For serving as investment adviser, each Fund pays VALIC a monthly fee based on that Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

Bankers Trust Company ("Bankers") serves as investment sub-adviser to the Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund (the Small Cap Index Fund is not available under the Contracts) pursuant to an investment sub-advisory agreement with Portfolio Company. For serving as investment sub-adviser to these Funds, VALIC pays Bankers a monthly fee based on each of these Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

The investment advisory agreements between Portfolio Company and VALIC do not contain limits on the expenses of Portfolio Company or of any Fund. However, to the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of a Fund's estimated average monthly net assets, VALIC has voluntarily agreed to reduce expenses of any such Fund in an amount equal to the difference between such accrued expenses and 2% of the Fund's average net assets for that month. VALIC has reserved the right to withdraw this undertaking upon 30 days' written notice to Portfolio Company.

The current prospectus of Portfolio Company contains more detailed information about each of the Funds in which the Divisions invest, including investment objectives and policies, charges and expenses. You may obtain additional copies of the current prospectus of Portfolio Company by contacting our Annuity Administration Department. You should read the prospectus carefully before investing.

                               VOTING PRIVILEGES

The following people may give us voting instructions for Fund shares held in the Separate Account Divisions attributable to their Contract:

     . You, as the Contract Owner, before the Annuity Commencement Date, and

     . The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Fund.

We will determine who can give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Fund as follows:

     . For each Contract Owner before the Annuity Commencement Date, we will divide (1) the Contract Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Fund.

     . For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Fund owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, in the same proportion as the shares for which we receive instructions.

Shares of each Fund may be owned by separate accounts of insurance companies other than us. We understand that each Fund will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

Unless the Contract has been issued in connection with a deferred compensation plan, individuals participating under a Contract Owner's retirement plan have the right to instruct the owner with respect to shares attributable to their contributions and to such additional extent as the owner's retirement plan may permit.

Portfolio Company is not required to hold regular annual shareholder meetings to elect members of the board of directors. It does not expect to hold annual meetings for any other purpose. If members of the board of directors of Portfolio Company are required to be elected or any other action is required to be taken at any special or annual meeting of Portfolio Company, instructions for voting shares underlying the interests of Participants will be solicited by means of proxy materials.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

GENERAL DESCRIPTION

Your application to purchase a Contract must be on a written application that we provide and that you sign. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, we will either--

 . process the application, credit the purchase payment, and issue the Contract, or

 . reject the application and return the purchase payment within two Valuation
  Dates after receipt of the application at our Annuity Administration
  Department.

If you have not completed the application or have not completed it correctly, we will request additional documents or information within five Valuation Dates after receipt of the application at our Annuity Administration Department.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Annuity Administration Department, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Annuity Administration Department, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required written information at our Annuity Administration Department.

We reserve the right to reject any application or purchase payment for any reason.

A Contract issued as an Individual Retirement Annuity will be accompanied by a disclosure statement, required by the Internal Revenue Service Rules. The Contract Owner of an Individual Retirement Annuity may surrender the Contract within ten days of receipt for a full refund.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Annuity Administration Department. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

Your purchase payments are allocated to a Division of the Separate Account or fixed accumulation option (if available) as of the date we credit the purchase payments to your Contract.

The Contracts described herein generally may not be assigned by the Contract Owner.

                            VARIABLE ACCOUNT VALUE

Before the Annuity Commencement Date, we determine your Variable Account Value under a Contract as discussed below.

As of any Valuation Date before the Annuity Commencement Date--

 . Your Variable Account Value is your Accumulated Value in the Division of the
  Separate Account in which you invest.

 . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Contract value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer your Accumulated Value to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Fund shares held by the Division, determined at the end of the current Valuation Date, plus the per share amount of any dividend or capital gains distribution made for the Fund shares held by the Division during the current Valuation Date, by (2) the net asset value per share of the Fund shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the maintenance charge.

A Contract described in this Prospectus may be issued for use as an Internal Revenue Code Section 403(b) "Tax Sheltered Annuity" in connection with the Optional Retirement Program (ORP) for faculty members of Texas state-supported institutions of higher education (see Chapter 36 of Title 110B, Texas Revised Civil Statutes). In this situation, the application for the Contract contains an undertaking by the applicant to be bound by all provisions of Texas law and regulations governing the ORP.

Accordingly, the benefits of a Contract issued to a Participant in the Texas ORP program will be payable, in compliance with Texas law and pursuant to an SEC order of exemption, only upon

 . retirement;

 . death; or

 . termination of employment in all Texas institutions of higher education.


                      TRANSFER AND SURRENDER OF CONTRACT
                         OWNER VARIABLE ACCOUNT VALUE

TRANSFERS

You can transfer the entire amount of your Accumulated Value once every 90 days and before the Annuity Commencement Date. You must transfer the entire amount from the Division in which you are fully invested to one of the other Divisions and allocate new purchase payments to the same Division or to any available fixed accumulation option.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Contract Owner may make a full surrender from a Contract, or make a partial withdrawal from a Contract.

We will pay you the following upon full surrender:

 . your Accumulated Value at the end of the Valuation Period in which we receive a written surrender request,

 . minus any applicable Surrender Charge.

The Contract Owner may withdraw a portion or surrender all of the value of the Variable Account at any time before the Annuity Commencement Date. Upon receipt of a written request for withdrawal, AGL surrenders the number of Accumulation Units, the value of which equals the requested amount plus any amount necessary for payment of premium taxes. The amount withdrawn may be subject to a withdrawal charge. (See "Surrender Charge.") The value of the Accumulation Units is determined as of the Valuation Period immediately after receipt of the request. Payment of the withdrawn amount is made within seven days after receipt of the request at our Annuity Administration Department. If you withdraw the entire value of the Variable Account and no payments are made for two years following withdrawal, AGL may consider the Contract terminated. You may be subject to penalties for premature withdrawals. Withdrawals may be restricted or have special federal tax consequences because the Contract is used in connection with tax-favored retirement programs. (See "Federal Income Tax Matters.")

                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 75th birthday. You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a written request 30 days in advance, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

FOLLOWING THE ANNUITY COMMENCEMENT DATE, WHEN VARIABLE ANNUITY PAYMENTS ARE TO BE MADE, ONLY THE STOCK INDEX DIVISION IS AVAILABLE TO A CONTRACT OWNER OR PARTICIPANT UNDER A CONTRACT. However, we reserve the right to change the Division available under a Contract for Variable Annuity Payments or to add Divisions with respect to Contract Owners or Participants who have not yet commenced receiving Variable Annuity Payments.

The Contract Owner elects how Annuity payments will be made. The Contract automatically provides the Basic Annuity, a life Annuity with 120 payments guaranteed. In place of the Basic Annuity, the Contract Owner can elect an optional Annuity with payments made under one of the following settlement Options. The election must be made in writing to us at our Annuity Administration Department. The written notification must also include the selected Annuity Commencement Date. Election must be made at least 30 days before the Annuity Commencement Date but can be changed at any time on 30 days' written notice.

The election provisions of the Contract are, however, subject to both applicable law and terms of the particular retirement plan in connection with which the Contract is issued. In particular, the federal tax rules governing certain retirement plans ordinarily limit the ability of a Contract Owner to defer payment beyond April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires, whichever is later, in connection with most tax-qualified plans (age 70 1/2 in the case of Individual Retirement Annuities) and may also limit the election of certain settlement options. (See "Federal Income Tax Matters.") Unless otherwise elected, amounts accumulated in a Division of Separate Account A will be applied to purchase a Variable Annuity.

ANNUITY PAYMENT OPTIONS

An AGL Annuity Contract or the following Annuity Payment Options are also available to a Beneficiary. The Beneficiary can make the election as an alternative to a lump sum payment at the Annuitant's death before the Annuity Commencement Date. When the Beneficiary makes the election, the Beneficiary becomes the Payee, the person receiving the payments. The Beneficiary also becomes the measuring life, in place of the deceased Annuitant, for purposes of the Annuity Payment Options. The Contract Owner also has the right to name himself as Payee.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 60, 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We pay a series of monthly payments to the payee over a period of one to twenty years, as elected. At the death of the payee, the guaranteed payments remaining are paid in accordance with the Contract. If the Annuitant is the payee, any guaranteed payments remaining are made to the designated Beneficiary. The Beneficiary can, at any time, elect to receive the present value of any guaranteed payments remaining as a lump sum.

If a Beneficiary is the payee, the present value of the amount of any guaranteed payments remaining is calculated and the resultant amount paid as a lump sum.
If the Contract Owner is the Payee, payments continue after the Annuitant's death for the remainder of the designated period.

The Contract Owner may at any time elect, however, to receive the present value of the remaining payments paid as a lump sum. Payments made under this Option are increased in amount by a factor which offsets the charge for mortality risk.

Option 5 - Payments of a Specific Dollar Amount - We make a series of equal payments of a designated amount to the payee made as annual, semiannual, quarterly or monthly installments. The value of the Variable Account, less any applicable premium taxes, is used to make the payments, and the payments continue until the proceeds, adjusted by the investment experience of the Stock Index Division of Separate Account A, are exhausted. The payee may at any time receive the remaining amount of the proceeds by submitting a written request to us at our Annuity Administration Department. At the death of the payee, payments continue to his designated Beneficiary. If a Beneficiary is the payee, and dies before the proceeds are exhausted, the balance of the proceeds is paid as a lump sum in accordance with the Contract. Payments made under this Option are increased by a factor which offsets the charge for mortality risk.

Option 6 - Interest Income - We pay interest of 3% on the investment of the proceeds of the Variable Account outside of the Stock Index Division of Separate Account A is paid to the payee in monthly, quarterly, semiannual or annual installments. The value of the Variable Account is automatically removed from the Stock Index Division of Separate Account A and deposited with us at our fixed rate of interest. The payee may, at any time, withdraw (redeem) all or a portion of the remaining balance of the Variable Account in a lump sum by submitting a written request to us at our Annuity

Administration Department. If the payee dies while receiving installments, the principal to which the Payee would be entitled to if alive is paid as a lump sum in accordance with the Contract. This Option is in any event subject to the minimum distribution rules under the Code, which are described under "Federal Income Tax Matters."

OPTION 7 - UNIT REFUND LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. After his death, an additional payment is made if the number of Annuity Units represented by the proceeds of the Variable Account on the Annuity Commencement Date is greater than the number of Annuity Units represented by the total amount of payments received during the measuring lifetime. In other words, a payment is made in accordance with the Contract when (a) below exceeds (b) below:

     .  a =  Total amount applied under the Option at the Annuity Commencement
             Date divided by the Annuity Unit value for the Stock Index Division at the Annuity Commencement Date

     . b = Number of Annuity Units in Stock Index Division represented by each monthly Annuity payment made multiplied by the number of Annuity payments made.

When (a) is greater than (b), the excess amount is multiplied by the Annuity Unit value for the Stock Index Division as of the Valuation Period during which notice of death is received by us at our Annuity Administration Department. The result is paid as a lump sum.

The Code may treat the election of Option 4, Option 5, or Option 6 in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Under Settlement Options 1, 2, 3, 4 and 7, the amount of the first monthly payment is calculated as of the Annuity Commencement Date. The number of Accumulation Units credited to the Variable Account is multiplied by the value of an Accumulation Unit for the applicable Division of Separate Account A for the Valuation Period immediately preceding two weeks before the Annuity Commencement Date. The resulting value is called the Accumulated Value. Tables in the Contracts indicate the amount of the first monthly payment for each $1000 of Accumulated Value, minus any applicable premium taxes. The tables are based on Progressive Annuity Tables with interest at the rate of 32% per annum and assume births in 1900. Under Settlement Options 1, 2, 3 and 7, payment amounts illustrated vary with the sex of the Annuitant. Amounts under any of the first four Settlement Options and Option 7 vary with the adjusted age of the Annuitant, determined using formulas provided by the Contracts.

Under Settlement Options 5 and 6, the amount of the first payment is prescribed by the Contracts. Under Settlement Option 6, however, we may increase the net investment rate above the guaranteed rate.

Under all of the Settlement Options, we base the payment calculations on the same mortality basis used for individual single premium Annuity contracts issued to the same class of Annuitants, when doing so results in a larger first payment. If, however, the dollar value of the Variable Account is less than $2,000 at the Annuity Commencement Date, we may pay the amount out in a lump sum, regardless of the Settlement Option chosen.

Second and subsequent payments under the Basic Annuity and Settlement Options 1, 2, 3 4 and 7 are determined using the Annuity Unit value for the Stock Index Division for the Valuation Period when the payment is due. The Annuity Unit value for the Stock Index Division for any Valuation Period is determined by multiplying the value for the immediately preceding Valuation Period by the product of (i) the net investment factor for the Valuation Period two weeks immediately preceding the Valuation Period when payment is due, and (ii) a factor to neutralize the assumed net interest rate of 32% per annum built into the Annuity tables contained in the Contracts. This produces the value of the Annuity Unit for the Stock Index Division for the current Valuation Period.
(See "Annuity Payments" in the Statement of Additional Information.)

ANNUITY PAYMENTS

The amount of the first payment is divided by the Annuity Unit value for the Stock Index Division for the Valuation Period when payment is due. This determines the number of Annuity Units in the Stock Index Division represented by the first payment. The number of Annuity Units remains constant throughout the Annuity Period. Each subsequent payment is determined by multiplying the number of Annuity Units in the Stock Index Division by the value of the Annuity Unit in the Stock Index Division for the Valuation Period when payment is due. Under Settlement Options 4, 5 and 6, the Contract may be surrendered for a lump sum payment in lieu of Annuity payments once Annuity payments have started.

The amount of the first payment is determined using an assumed interest rate of 3 1/2% per annum. The amount of subsequent payments will vary in amount in accordance with the actual net investment rate. If the actual net investment rate is less than 3 1/2%, the amount of the payment is less; if greater than 3 1/2%, the amount of the payment is greater. Whenever the amounts of payments becomes less than $20, we can change the frequency of payments to intervals which result in payments of at least $20.

                                DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if the Participant dies before the Annuity Commencement Date.

The death proceeds, before deduction of any applicable premium taxes and other applicable taxes, will equal the Accumulated Value as of the end of the Valuation Period in which we receive, at our Annuity Administration Department, proof of death and the written request as to the manner of payment.

The death proceeds become payable to the Beneficiary when we receive--

     . proof of the Participant's death, and

     . a written request from the Beneficiary specifying the manner of payment.

If the Participant has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Participant dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     . We will distribute all amounts--

       (a) within five years of the date of death, or

       (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Participant's surviving spouse, the spouse may elect to delay distributions under the Contract until the date the Participant would have reached age 70 1/2.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Participant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     . have all the remaining rights and powers under a Contract, and

     . be subject to all the terms and conditions of the Contract.

If the payee dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies.

Failure to satisfy requirements described in this Section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     . a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     . any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract ends, and our obligations are complete.

                          CHARGES UNDER THE CONTRACT

SALES AND ADMINISTRATIVE EXPENSES

American General Securities Incorporated ("AGSI") acts as principal underwriter and performs sales functions with respect to the Contracts. AGSI is a wholly owned subsidiary of AGL. AGL performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. For these services, AGL makes a deduction from purchase payments based on the aggregate amount of all purchase payments made to date under the Contracts as shown in the following schedules. These deductions are made pursuant to the Contracts and are not subject to change. Schedule A, below, shows the deduction amounts used with Qualified Plans which were formerly referred to as H.R. 10 plans. Schedule B, below, shows the deduction amounts used when the Contract is sold for other tax-favored arrangements. Charges for administrative expenses are not expected to exceed administrative costs.


                              SCHEDULE A

     TOTAL               SALES         ADMINISTRATIVE
   AGGREGATE           DEDUCTIONS        EXPENSES          EXPENSES
AMOUNT OF PAYMENT          %                %                 %
--------------------   ----------      --------------      --------
First $25,000.......       5               4.5                .5
Next $25,000........       4               3.6                .4
Next $50,000........       3               2.7                .3
All Additional......       2               1.8                .2

                               SCHEDULE B

     TOTAL               SALES         ADMINISTRATIVE
   AGGREGATE           DEDUCTIONS        EXPENSES          EXPENSES
AMOUNT OF PAYMENT          %                %                 %
--------------------   ----------      --------------      --------
First $ 5,000.......       5                4.5               .5
Next  $ 5,000.......       4                3.6               .4
Next  $15,000.......       3                2.7               .3
All Additional             2                1.8               .2

For example, assume that a single lump payment of $12,000 is made under a Contract sold for other than Qualified Plan (H.R. 10 Plan) purposes. In accordance with Schedule B, the deduction from the payment would be 5% of the first $5,000, 4% of the next $5,000, and 3% of the remaining $2,000. If a series of Periodic Payments are made, the total amount of all Payments, (i.e., all past Payments plus the Payment being made), is used to determine the amount of the deduction. Additional deductions may be made from each payment for premium taxes, if any (see "Premium Taxes" below.)

The deduction for sales expenses reimburses us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of such expenses will exceed the amount of revenue generated by the sales expenses. AGL will pay such excess out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

No deduction for sales or administrative expenses will be made from amounts accumulated under the fixed Annuity provisions of the Contract which are transferred to Separate Account A or amounts transferred from Separate Account A to fund the fixed Annuity.

The Contracts may be sold without charges for sales and administrative expenses to officers and full-time employees of Separate Account A; to any trust, pension, profit-sharing or other benefit plan for these people; and to certain employees and sales representatives of AGL or AGSI. To be eligible AGL or AGSI employees and sales representatives must spend one-half of their working time:

 . giving investment advice to AGL

 . offering for sale Contracts funded through Separate Account A or other AGL accounts, and

 . supervising or assisting people who do either.

Sales of Contracts without administrative and sales expense deductions will be made only on the buyer's written assurance that the purchase is made for investment purposes and that the Contract will not be resold or assigned except through surrender to AGL.

When permitted by AGL, a Contract may be purchased with proceeds from death benefits, maturity values, policy dividends or surrender values of conventional insurance or Annuity Contracts issued by AGL, without charges for administrative and sales expenses. Certain fixed Annuity Contracts issued by AGL provide for transfer of cash value into Separate Account A without the deduction for administrative and sales expenses.

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

 . from purchase payment(s) when received;

 . from the Contract Owner's Account Value at the time annuity payments begin;

 . from the amount of any partial withdrawal; or

 . from proceeds payable upon termination of the Contract for any other reason, including death of the Contract Owner or Annuitant, or surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of purchase payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contract. At any time while a Contract is in force, before the Annuity Commencement Date or the death of the Annuitant, we will, upon written application by you, allow you to withdraw (redeem) a part or all of the Accumulated Value of the Contract less withdrawal charges and any applicable premium taxes. A withdrawal charge will be made equal to:

 . $5 plus 2% of the net amount withdrawn if the withdrawal is made before the end of the fifth anniversary of the contract date;

 . $5 plus 1% if the withdrawal is made between the fifth and the end of the tenth anniversary of the contract date;

 . $5 if the withdrawal is made after the tenth anniversary of the contract date.

No withdrawal charge will be made after the date the Annuitant attains age 59 1/2. The sum of any sales expense deduction and any applicable withdrawal charge will not exceed 8.5% of total purchase payments under a Contract.

If amounts are withdrawn from both the fixed and Variable Account at the same time, the applicable withdrawal charges will be prorated between the two accounts based on the amount withdrawn from each account. A withdrawal from the Variable Account will result in the surrender of a number of Accumulation Units of the Division in which a Contract Owner is invested which, when multiplied by the value of an Accumulation Unit of such Division at the Valuation Date next succeeding the time of receipt of the request, equals the amount withdrawn plus withdrawal charges and any applicable premium taxes.

MAINTENANCE CHARGE

A maintenance charge of $.75 per month is assessed for each month after we receive the first Periodic Payment and before the Annuity Commencement Date. No maintenance charge is deducted in any month in which there is no Accumulated Value under a Contract. The charge is designed only to reimburse us for the costs of maintaining the Contract and it is not expected to exceed such maintenance costs.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.0017% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets the Sales and Administrative Expenses discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.0017% charge divides into .1017% for administrative expenses and .90% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that

     . our actuarial estimate of mortality rates may prove erroneous,

     . Annuitants will live longer than expected, and

     . more Contract Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

CONTRACT EXPENSE GUARANTEE

Pursuant to the Reorganization, Cal-Western (the predecessor to AGL) issued an amendment, with respect to each existing Contract that was outstanding immediately before the effective time of the Reorganization. This amendment guarantees that:

     . the total of the advisory fees charged against any of Portfolio Company's
       Funds whose shares were purchased by Separate Account A, plus

     . the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Divisions of Separate Account A,

will never exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Reorganization not occurred (the "Contract Expense Guarantee"). AGL will, in effect, reimburse to the appropriate Division of Separate Account A an amount that represents the difference between:

     . the investment advisory fee charged Separate Account A or Variable Fund
       C, as applicable, before the Reorganization and the amount of the advisory fee charged to Portfolio Company's Funds, plus

     . any other charges in excess of those that would have been incurred if the Reorganization had not taken place.

The mortality and expense risk and administrative charges did not change as a result of the Reorganization, and any other charges imposed on the assets of Separate Account A are not expected to be more than before the Reorganization. AGL, however, will not assume extraordinary or nonrecurring expenses of Portfolio Company, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Contract Expense Guarantee will not apply to any federal income tax if Portfolio Company or any Fund fails to qualify as a "regulated investment company" under applicable provisions of the Code. As an administrative convenience to AGL, the Contract Expense Guarantee, described above, also applies to Contracts issued after the Reorganization. AGL, however, may amend the Contract to eliminate the Contract Expense Guarantee regarding Contracts issued thereafter.

OTHER CHARGES

Currently, no charge is made against Separate Account A for AGL's federal income taxes, or provisions for such taxes, that may be attributable to Separate Account A. We may charge each Division of Separate Account A for its portion of any income tax charged to the Division or its assets. Under present laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, AGL may decide to make charges for such taxes or provisions for such taxes against Separate Account A. Any such charges against Separate Account A or its Divisions could have an adverse effect on the investment experience of such Division.

As discussed under "Portfolio Company" above, Portfolio Company pays VALIC a monthly fee based on each Fund's average monthly net asset value for serving as investment adviser for each of the Funds. The fees are reflected in the Funds' net asset values. The investment advisory compensation arrangements as well as the expenses of Portfolio Company are more fully described under "Investment Management" in Portfolio Company's prospectus. (See also "Fee Table.")

                        OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

CONTRACT OWNERS, PARTICIPANTS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Contract Owner or the Participant, will be the same as the Annuitant.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive written request. We also need written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Contract Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Contract Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Contract Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Contract Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Contract Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Contract Owner, we may modify a Contract to the extent necessary to:

     . transfer any assets in any Division to another Division or to one or more separate accounts;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . make additions to, deletions from, or substitutions of other open-end management investment company shares for the shares of any open-end management investment company held by any Division of the Separate Account, or which any Division may purchase; or

     . eliminate the shares of any fund of any open-end management company held by a Division and substitute shares of another fund of such open-end management investment company, or of any other open-end management investment company.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

In addition, upon notice to the Contract Owners, we may waive certain charges and restrictions under the Contract.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     . the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value among the Divisions under these circumstances.

                          FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Contract Owners who are natural persons are not taxed currently on the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Funds that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Funds, but we have received commitments from the investment advisers to the Funds to use their best efforts to operate the Funds in compliance with these diversification requirements. A Contract investing in a Fund that failed to meet the diversification requirements would subject Contract Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Contract Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Contract Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Contract Owners that are not natural persons -- that is, Contract Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Contract Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income.

In the case of Fixed Annuity Payments, the excludible portion is found by multiplying the amount paid by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

     . In the case of Variable Annuity Payments, the excludible portion is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Contract Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Contract Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Contract Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or Contracts we issue to the same Contract Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     . made on or after the recipient reaches age 59 1/2,

     . made on account of the recipient's becoming disabled,

     . that are made after the death of the Contract Owner before the Annuity
       Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

     . that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age
       59 1/2 (except in the case of death or disability.)

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of

$2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

------------------------------------------------------------------------------
    2000         2001        2002         2003         2004        2005 and
                                                                  thereafter
------------------------------------------------------------------------------
 $32,000 to   $33,000 to   $34,000 to   $40,000 to   $45,000 to    $50,000 to
  $42,000      $43,000      $44,000      $50,000      $55,000       $60,000
------------------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000 the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                                2007 and
    2000          2001          2002          2003          2004          2005         2006    thereafter
-------------------------------------------------------------------------------------------------------------
 $52,000 to    $53,000 to    $54,000 to    $60,000 to    $65,000 to    $70,000 to   $75,000 to  $80,000 to
  $62,000       $63,000       $64,000       $70,000       $75,000       $80,000      $85,000     $100,000
-------------------------------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if, the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     . annuities paid over a life or life expectancy,

     . installments for a period of ten years or more, and

     . required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Contract Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")
Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under Section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.
However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

 . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary; provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

 . made after the employee's separation from service on account of early retirement after attaining age 55;

 . made to pay for qualified higher education or first-time home buyer expenses;

 . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

 . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and, (2) payment of federal income taxes on the amounts, as well as the earnings on those amounts, and the employer is currently taxed on any increase in Account Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments not made by the employer, however, are not immediately deductible by the employer and the employee is currently taxed on any increase in Account Value.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract or Contract, the contracts or Contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract or Contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

                           DISTRIBUTION ARRANGEMENTS

AGL offers the Contracts on a continuous basis. American General Securities Incorporated ("AGSI") is the principal underwriter of the Contracts. AGSI is a wholly-owned subsidiary of AGL. AGL, in turn, is a wholly-owned subsidiary of American General Corporation. AGSI's principal office is 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for AGL's Separate Accounts D and VL-R, and Separate Account E of American General Life Insurance Company of New York, which is a wholly-owned subsidiary of AGL. These separate accounts are registered investment companies.

                              SERVICES AGREEMENT

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

                                 LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Contract Owners. Steven A. Glover, Senior Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.

                           YEAR 2000 CONSIDERATIONS

     Internal Systems. AGL's ultimate parent, American General Corporation ("AGC"), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are being undertaken by its key business units with centralized oversight. Each business unit, including AGL, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of our information technology and non-information technology systems; (2) assess which items in the inventory may expose us to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of our critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     Third Party Relationships. We have relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) AGL and include organizations with which we exchange information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that we exercise less, or no, control over Year 2000 readiness. We developed a plan to assess and attempt to reduce the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to AGL. A more detailed evaluation will be completed during first quarter 1999 as part of our contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, our testing activities will extend through 1999.

     Contingency Plans. AGL and its affiliates have commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk;
(2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. We are currently developing contingency plans and expect to substantially complete all contingency planning activities during the second quarter of 1999.

     Risks and Uncertainties. Based on our plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, we believe that we will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on AGL's future results of operations, liquidity, or financial condition. However, due to the size and complexity of this project, risks and uncertainties exist, and we cannot predict a most reasonably likely worst case scenario. If conversion of our internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing our plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on our operations following the turn of the century.

     Costs. Through December 31, 1998, AGL has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on our results of operations or financial condition. In addition, we have elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are not passed to Divisions of the Separate Account.

                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information..................................................   2
Regulation and Reserves..............................................   2
Independent Auditors.................................................   3
Services.............................................................   3
Principal Underwriter................................................   4
Annuity Payments.....................................................   4
Gender of Annuitant..................................................   6
Misstatement of Age or Gender and Other Errors.......................   6
Change of Investment Adviser or Investment Policy....................   7
Calculation of Accumulation Unit Values..............................   7
Financial Statements.................................................   8
Index to Financial Statements........................................   9

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                INDIVIDUAL VARIABLE RETIREMENT ANNUITY CONTRACT
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-247-6584 OR 713/831-3505


The individual variable retirement annuity contracts (the "Contracts") described by this Prospectus are offered by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-Western").

You may use AGL's Separate Account A ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of American General Series Portfolio Company ("Portfolio Company"):

 . American General Series Portfolio Company
  .  MidCap Index Fund
  .  Asset Allocation Fund
  .  Money Market Fund
  .  Capital Conservation Fund
  .  Government Securities Fund
  .  Stock Index Fund

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated April 30, 1999. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Table of Contents" of the Statement appears at page 40 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-247-6584. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

THIS PROSPECTUS IS VALID ONLY IF YOU ALSO RECEIVE THE CURRENT AMERICAN GENERAL SERIES PORTFOLIO COMPANY PROSPECTUS.


                    THIS PROSPECTUS IS DATED APRIL 30, 1999

                                 TABLE OF CONTENTS

Definitions..........................................................    4

Fee Table............................................................    6
     Contract Owner Transaction Expenses.............................    6
     Division Annual Expenses After Expense Reimbursements...........    7

Synopsis of Contract Provisions......................................    8
     General Description.............................................    8
     Sales Charges and Other Deductions..............................    8
     Periodic Payments...............................................    9
     Purchase Payment Accumulation...................................    9
     Fixed and Variable Annuity Payments.............................    9
     Changes in Allocations Among Divisions and Fixed Accumulation...   10
     Surrenders, Withdrawals and Cancellations.......................   10
     Death Proceeds..................................................   10
     Limitations Imposed by Retirement Plans and Employers...........   11
     Communications to Us............................................   11

Selected Accumulation Unit Data (Unaudited)..........................   12

Financial Information................................................   15

AGL..................................................................   15

Separate Account A...................................................   15

Portfolio Company....................................................   16

Voting Privileges....................................................   17

Contract Issuance and Purchase Payments..............................   18
     General Description.............................................   18
     Payments........................................................   19

Variable Account Value...............................................   19

Transfer and Surrender of Contract Owner Variable Account Value......   20
     Transfers.......................................................   20
     Surrenders......................................................   20

Annuity Period and Annuity Payment Options...........................   21
     Annuity Commencement Date.......................................   21
     Annuity Payment Options.........................................   21
     Annuity Payments................................................   24

Death Proceeds.......................................................   24
     Death Proceeds Before the Annuity Commencement Date.............   24
     Death Proceeds After the Annuity Commencement Date..............   25
     Proof of Death..................................................   25

Charges Under the Contract...........................................   26
     Sales and Administrative Expenses...............................   26
     Premium Taxes...................................................   27
     Charge to the Separate Account..................................   27
     Contract Expense Guarantee......................................   28
     Other Charges...................................................   28

Other Aspects of the Contracts.......................................   29
     Contract Owners, Participants, Annuitants, and
       Beneficiaries; Assignments....................................   29
     Reports.........................................................   29
     Rights Reserved by Us...........................................   30
     Payment and Deferment...........................................   30

Federal Income Tax Matters...........................................   31
     General.........................................................   31
     Non-Qualified Contracts.........................................   31
     Individual Retirement Annuities ("IRAs")........................   33
     Roth IRAs.......................................................   35
     Simplified Employee Pension Plans...............................   35
     Simple Retirement Accounts......................................   36
     Other Qualified Plans...........................................   36
     Private Employer Unfunded Deferred Compensation Plans...........   37
     Federal Income Tax Withholding and Reporting....................   37
     Taxes Payable by AGL and the Separate Account...................   38

Distribution Arrangements............................................   38

Services Agreement...................................................   38

Legal Matters........................................................   38

Year 2000 Considerations.............................................   38

Other Information on File............................................   40

Contents of Statement of Additional Information......................   40

                                  DEFINITIONS

WE, OUR AND US -- American General Life Insurance Company ("AGL")

YOU AND YOUR -- a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Contract Owner.

ACCUMULATION PERIOD -- the period between the date of the first purchase payment for a Variable Annuity contract and the Annuity Commencement Date.

ACCUMULATION UNIT -- a measuring unit used in calculating your interest in a Division of Separate Account A before the Annuity Commencement Date.

ACCUMULATED VALUE -- the dollar value of a Variable Account.

ANNUITANT -- the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY -- a series of payments for life or a designated period subject to the terms of the Contract.

ANNUITY ADMINISTRATION DEPARTMENT -- our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE -- the date on which we begin making payments under an Annuity Payment Option.

ANNUITY PAYMENT OPTION -- one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD -- the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT -- a measuring unit used to calculate the amount of Annuity payments.

BENEFICIARY -- the person who will receive any proceeds due under a Contract following the death of a Contract Owner or the Annuitant.

CODE -- the Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY -- a person you designate to receive any proceeds due under a Contract following the death of a Contract Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT -- an individual annuity Contract offered by this Prospectus.

CONTRACT OWNER -- the owner of the Contract, who may be the Annuitant or some other person or entity.

DIVISION -- one of the several different investment options into which Separate Account A is divided. Each Division invests in shares of a Fund.

FIXED ANNUITY PAYMENTS -- annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account A.

FUND -- a separate portfolio of American General Series Portfolio Company.

HOME OFFICE -- our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; Mailing address -- P.O. Box 1401, Houston, Texas 77251-1401; 1-800-247-6584 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") -- a federal law governing the operations of investment companies such as the Funds and the Separate Account.

NON-QUALIFIED -- not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

PARTICIPANT -- a Contract Owner or person who has a fully vested (100%) interest in benefits provided under a Contract.

PERIODIC PAYMENTS -- amounts paid on a continuing basis to purchase an Annuity.

QUALIFIED -- eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT A -- the segregated asset account of AGL named Separate Account A which receives and invests purchase payments under the Contracts.

VALUATION DATE -- a day when we are open for business. However, a day is not a Valuation Date, if the Fund in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD -- the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT -- the account in which Accumulation Units acquired under the Contract are kept in Separate Account A.

VARIABLE ACCOUNT VALUE -- the sum of your account values in the Separate Account Division. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS -- annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WITHDRAWAL -- Withdrawing (redeeming) a portion or all of the Accumulated Value of the Contract without surrendering the Contract.

                                  FEE TABLE

The purpose of this Fee Table and the example is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract or participation. The Fee Table reflects expenses of Separate Account A and of Portfolio Company's Funds. The Fee Table and the example assume the highest deductions possible under a Contract or participation. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

CONTRACT OWNER TRANSACTION EXPENSES


     Maximum Sales Expense Deduction Imposed on
     Purchases (as a percentage of the aggregate
     amount of purchase payments).............................. 6.75%

     Maximum Administrative Expense Deduction
     Imposed on Purchases (as a percentage of the
     aggregate amount of purchase payments).................... 2.00%

DIVISION ANNUAL EXPENSES AFTER EXPENSE REIMBURSEMENTS
(AS A PERCENTAGE OF ANNUAL VALUE OF A DIVISION)

                         MIDCAP        ASSET        MONEY        CAPITAL      GOVERNMENT      STOCK
                          INDEX     ALLOCATION     MARKET     CONSERVATION    SECURITIES      INDEX
                        DIVISION     DIVISION     DIVISION      DIVISION       DIVISION     DIVISION/1/
                        --------     --------     --------      --------       --------     -----------
Mortality Risk Fee       .9000 %      .9000 %       .9000 %      .9000 %        .9000 %       .9000%
Expense Risk Fee         .1017 %      .1017 %       .1017 %      .1017 %        .1017 %       .1017%

Total Division
Annual Expenses         1.0017 %     1.0017 %      1.0017 %     1.0017 %       1.0017 %      1.0017%

Division Expense
Reimbursement/2/        (.0367)%     (.2167)%      (.2167)%     (.2167)%       (.2167)%           0%

Total Division
Annual Expenses
After Expense
Reimbursement            .9650 %      .7850 %       .7850 %      .7850 %        .7850 %      1.0017%

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                         MIDCAP        ASSET      MONEY      CAPITAL      GOVERNMENT   STOCK
                          INDEX      ALLOCATION   MARKET   CONSERVATION   SECURITIES   INDEX
                           FUND        FUND        FUND       FUND           FUND       FUND
                           ----        ----        ----       ----           ----       ----
Management Fees            .32%        .50%        .50%       .50%           .50%       .27%

Other Expenses             .04%        .04%        .04%       .04%           .04%       .04%

Total Fund
  Annual Expenses/3/       .36%        .54%        .54%       .54%           .54%       .31%

Combined Total Annual
  Expenses (Separate
  Account A plus
  applicable Fund)      1.3250%     1.3250%     1.3250%    1.3250%        1.3250%    1.3117%

-----------------
/1/ Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division was renamed the Stock Index Division.

/2/ Contracts funded through Separate Account A are subject to a Contract Expense Guarantee. (See "Contract Expense Guarantee.")

/3/  Expenses are restated to reflect current charges.

Example -- Assuming a Participant surrenders or annuitizes at the end of the applicable period, or does not make a total withdrawal. A $1,000 investment would be subject to the expenses shown, assuming 5% return on assets.



                              1 YEAR    3 YEARS    5 YEARS     10 YEARS
                              ------    -------    -------     --------
MidCap Index Division          $100      $126        $154        $234

Asset Allocation Division      $100      $126        $154        $234

Money Market Division          $100      $126        $154        $234

Capital Conservation Division  $100      $126        $154        $234

Government Securities Division $100      $126        $154        $234

Stock Index Division           $100      $126        $153        $233


THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                        SYNOPSIS OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contract is to provide retirement benefits through

 . the investment of Periodic Payments, and

 . the application of Accumulated Values to provide Fixed or Variable Annuity
  Payments.


GENERAL DESCRIPTION

The Contract may be used:

 . in connection with pension and profit sharing plans established by partnerships and sole proprietors and qualified under Section 401 of the Code ("Qualified Plans"). Qualified Plans also include plans which have been referred to as H.R. 10 plans, and

 . in Annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code. Employees and self-employed individuals participating in these plans may take advantage of certain federal income tax benefits incidental to the plans. (See "Federal Income Tax Matters.")

SALES CHARGES AND OTHER DEDUCTIONS

Deductions are made from purchase payments under the Contracts for sales, administrative expenses and premium taxes. For sales and administrative expenses and the minimum death benefit, the maximum deduction from Periodic Payments is 8.75% (9.5890% of the amount invested after the deduction). The deduction from single payments is reduced as the amount of the payment increases. The range is from a maximum of 8.75% to a minimum of 3.5% (9.5890 to 3.928% of the amount invested after the deduction). The current range of premium taxes is 0% to 3.5%.

A deduction of 1.0017% of the value of its assets annually is made daily from the assets of Separate Account A. The deduction consists of .9000% for mortality risk charges and .1017% for expense risk charges.

In addition to the above, you should be aware that certain withdrawal amounts may be subject to a 10% penalty tax under the Code. (See "Federal Income Tax Matters.")

PERIODIC PAYMENTS

Periodic Payments must be made at regular intervals and in amounts indicated on the application. The interval or amount of Periodic Payments may be changed on your Contract's anniversary date by written notice to us at our Annuity Administration Department. No Periodic Payment may be less than $240 a year. Periodic Payments may be increased to, but not more than, three times the amount of the first annualized Periodic Payments. In other words, the total amount of Periodic Payments made during the year following the date of any change cannot be more than three times the aggregate amount of Periodic Payments made during the first year following the Issue Date. Any increase greater than this is only accepted upon written consent by AGL. If a Periodic Payment is not paid by the due date, the number of Accumulation Units in the Variable Account will remain fixed until the next payment is made, reduced only by Withdrawals, and transfers of funds for the purchase of a fixed annuity.

PURCHASE PAYMENT ACCUMULATION

Purchase payments will accumulate on a variable basis until the Annuity Commencement Date. Some Contracts also permit accumulation on a fixed basis.

For variable accumulation, you may allocate part or all of your Variable Account to one of the six available Divisions of Separate Account A. Each Division invests solely in shares of one of six Funds of Portfolio Company. (See "Portfolio Company.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Fund's shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.") AGL places purchase payments allocated to the fixed accumulation option in its general account.

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL.
The amount of the payments will depend on the Annuity payment Option chosen, the age and, in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your Variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. (See "Annuity Period and Annuity Payment Options.") The Contracts provide a life Annuity with 120 monthly payments guaranteed ("Basic Annuity") starting on a selected Annuity Commencement date. In place of the Basic Annuity, various settlement options are available. (See "Annuity Period and Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND FIXED ACCUMULATION

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to another Division or a fixed accumulation option, without charge.

In addition, you may once every 90 days reallocate your Accumulated Value to another Division before the Annuity Commencement Date.

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by written request to us. A surrender or partial withdrawal may require you to pay tax penalties. (See "Surrenders.")

You may cancel your Contract by delivering it or mailing it with a written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states, the Contract provides for a 20 or 30-day period. If you send the items by mail, properly addressed and postage prepaid, we will consider them received at our Home Office on the date we actually receive them.

We will refund to you, in most states, the sum of:

   .  your Account Value, and

   .  any premium taxes that have been deducted.

Some states require us to refund the sum of your purchase payments if it is larger than the amount just described. Other states allow us to refund only the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Contract Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Contract Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED

The following tables show the Accumulation Unit Values and the Accumulation Units Outstanding for the Divisions of Separate Account A which, since the date of the Reorganization (as described below on page 16) on April 28, 1989, have either received transfers or had purchase payments allocated to them:

A. Accumulation Unit Values

                                      MIDCAP           ASSET            CAPITAL        MONEY        GOVERNMENT       STOCK
                                       INDEX         ALLOCATION       CONSERVATION     MARKET       SECURITIES       INDEX
                                      DIVISION       DIVISION/1/        DIVISION      DIVISION       DIVISION      DIVISION/2/
                                      --------       -----------        --------      --------       --------      -----------
Accumulation Unit
Values (Beginning
of Period)                            $1.0000000/3/   $1.0000000/4/        N/A      $1.0000000/5/  $ 1.0000000/6/  $6.9470360/7/

Accumulation Unit
Values
December 31, 1989                     $1.0134730      $1.0812680     $.9998910/8/   $1.0296560     $1.0559270/9/   $ 7.7152130

Accumulation Unit
Values
December 31, 1990                     $0.9126050      $1.0505840     $.9733880/10/  $1.1056810     $1.0965370      $ 7.3784390

Accumulation Unit
Values
December 31, 1991                     $1.1056860      $1.2698210           N/A      $1.1593620     $1.1190530/11/  $ 8.8973800

Accumulation Unit
Values
December 31, 1992                     $1.2069730      $1.2542540           N/A      $1.1908650     $1.1228330      $ 9.1473900

Accumulation Unit
Values
December 31, 1993                     $1.3479390      $1.3605550      $0.9744070    $1.2080010     $1.2351960      $ 9.9586940

Accumulation Unit
Values
December 31, 1994                     $1.2805490      $1.3328710      $0.9061820    $1.2374450     $1.1727330      $ 9.9346370

Accumulation Unit
Values
December 31, 1995                     $1.649419       $1.650376       $1.085475     $1.289176      $1.369542       $13.510035

                                                      (Footnotes are on page 14)

                                      MIDCAP           ASSET            CAPITAL        MONEY        GOVERNMENT       STOCK
                                       INDEX         ALLOCATION       CONSERVATION     MARKET       SECURITIES       INDEX
                                      DIVISION       DIVISION/1/        DIVISION      DIVISION       DIVISION      DIVISION/2/
                                      --------       -----------        --------      --------       --------      -----------
Accumulation Unit
Values
December 31, 1996                     $1.933369       $1.819376       $1.096382     $1.339458      $1.377319       $16.419594

Accumulation Unit
Values
December 31, 1997                     $2.513934       $2.213944       $1.180098     $1.355329      $1.480310       $21.636223

Accumulation Unit
Values
December 31, 1998                     $2.952069       $2.600638       $1.185152     $1.011450      $1.591685       $27.507790

B.   Accumulation Units Outstanding

                                      MIDCAP           ASSET            CAPITAL        MONEY        GOVERNMENT       STOCK
                                       INDEX         ALLOCATION       CONSERVATION     MARKET       SECURITIES       INDEX
                                      DIVISION       DIVISION/1/        DIVISION      DIVISION       DIVISION      DIVISION/2/
                                      --------       -----------        --------      --------       --------      -----------
Accumulation Units
Outstanding
December 31, 1989                     29,943.336      219,709.968           N/A     1,724.450           None       4,471,463.930

Accumulation Units
Outstanding
December 31, 1990                      8,102.959      159,097.692          None   296,290.126        846.475       3,997,653.793

Accumulation Units
Outstanding
December 31, 1991                      8,236.542      161,357.448          None   307,629.955           None       3,669,344.228

Accumulation Units
Outstanding
December 31, 1992                      8,216.123       84,319.784          None   266,737.523     98,507.318       3,378,291.884

Accumulation Units
Outstanding
December 31, 1993                      2,019.323       46,273.447       291.931     1,724.450    127,898.948       3,132,368.242

Accumulation Units
Outstanding
December 31, 1994                      2,002.000       52,685.052     2,855.740     1,724.450      2,390.642       2,925,664.920

                                                      (Footnotes are on page 14)

                                      MIDCAP           ASSET            CAPITAL        MONEY        GOVERNMENT       STOCK
                                       INDEX         ALLOCATION       CONSERVATION     MARKET       SECURITIES       INDEX
                                      DIVISION       DIVISION/1/        DIVISION      DIVISION       DIVISION      DIVISION/2/
                                      --------       -----------        --------      --------       --------      -----------
Accumulation Units
Outstanding
December 31, 1995                      1,986.413       50,691.625     5,330.601     1,724.450      2,380.042       2,595,596.122


Accumulation Units
Outstanding
December 31, 1996                      1,055.932       40,744.069     7,757.918    80,561.157      2,370.225       2,411,116.122

Accumulation Units
Outstanding
December 31, 1997                      9,327.907       41,787.393     9,964.962          None      2,361.798       2,259,376.335

Accumulation Units
Outstanding
December 31, 1998                     10,460.901       40,499.767          None          None         923.091      2,050,512.154

-----------------------
/1/ Effective October 1, 1997, the Timed Opportunity Fund was renamed the Asset
    Allocation Fund.

/2/ Effective with the merger of Quality Growth Fund into Stock Index Fund on
    May 1, 1992, Quality Growth Division was renamed the Stock Index Division and its investment objective, investment program, and investment restrictions were changed to those of the Stock Index Division.

/3/ Accumulation Unit Value as of September 14, 1989 (the first date the
    Division received a transfer or had a purchase payment allocated). Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program, and investment restrictions accordingly. Historical Accumulation Unit Values before October 1, 1991 reflect investment performance before these changes.

/4/ Accumulation Unit Value as of May 23, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

/5/ Accumulation Unit Value as of August 15, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

/6/ Accumulation Unit Value as of May 17, 1989 (the first date the Division received a transfer or had a purchase payment allocated).

                                                   (Footnotes continued page 15)

/7/ Accumulation Unit Value as of April 28, 1989 (at which date the Division had 4,953,797.742 Accumulation Units outstanding following the reorganization).

/8/ Accumulation Unit Value as of July 5, 1990 (the first date the Division received a transfer or had a purchase payment allocated).

/9/ Accumulation Unit Value as of October 23, 1989, the date on which all Accumulation Units were transferred from the Government Securities Division.

/10/ Accumulation Unit Value as of December 26, 1990, the date on which all Accumulation Units were transferred from the Capital Conservation Division.

/11/ Accumulation Unit Value as of July 8, 1991, the date on which all Accumulation Units were transferred from the Government Securities Division.

                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of Separate Account A also appear in the Statement. They provide financial information about the Divisions which invest in the Fund of the Trust. (See "Contents of Statement of Additional Information.")

                                 AGL

AGL, the successor to Cal-Western, is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

Following the merger with Cal-Western, AGL, among other things, issued assumption certificates to Contract Owners and Participants under the Contracts, previously issued by Cal-Western, to reflect the change in the identity of the insurance company sponsoring the Contracts and guaranteeing rights under the Contracts.

                                 SEPARATE ACCOUNT A

Separate Account A was originally established in 1966 under California law. The Separate Account has six Divisions. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

Separate Account A was previously organized as a management separate account investing directly in securities. On April 28, 1989, Separate Account A and Variable Fund C, a former separate account of Cal-Western, were combined and restructured into a single unit investment trust separate account, Separate Account A, investing exclusively in shares of the Funds of Portfolio Company (the "Reorganization"). In connection with the Reorganization, all of the portfolio assets of Separate Account A (including those of Variable Fund C) were sold, assigned, and transferred to the Quality Growth Fund of Portfolio Company in exchange for shares of that Fund, which were in turn issued to the newly created Quality Growth Division of Separate Account A. The Quality Growth Division was renamed the Stock Index Division on May 1, 1992. The Reorganization, among other things, enabled Contract Owners and Participants during the Accumulation Period to invest through Divisions of Separate Account A in any one of the corresponding available Funds.

Each Division of the Separate Account is part of AGL's general business. The assets of Separate Account A belong to AGL. Under Texas law and the terms of the Contracts, the assets of Separate Account A will not be chargeable with liabilities arising out of any other business AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                 PORTFOLIO COMPANY

Portfolio Company was incorporated in Maryland on December 7, 1984. It is an open-end management investment company registered under the 1940 Act. As of December 31, 1998, Portfolio Company had $9.3 billion of net assets. Additional information about Portfolio Company is contained in Portfolio Company's prospectus, which accompanies this Prospectus, and in its statement of additional information referred to therein, copies of which may be obtained from our Annuity Administration Department. Portfolio Company, as of October 1, 1998, consists of 13 Funds. Shares of Portfolio Company are currently sold to Separate Account A, AGL's Separate Account B, AGL's Separate Account D, AGL's Separate Account VL-R and The Variable Annuity Life Insurance Company ("VALIC") Separate Account A, which also fund variable annuity contracts. VALIC also owns shares of certain Funds of the Portfolio Company directly. Retirement Plans maintained by VALIC and American General Corporation may own shares of certain Funds.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in Portfolio Company could cause the contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in Portfolio Company, if a material irreconcilable conflict arises between separate accounts. In such event, Portfolio Company may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Portfolio Company shares. At the same time, Portfolio Company, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Funds held under Contracts. We reinvest at the Funds' net asset value on the date payable.

Dividends and distributions will reduce the net asset value of each share of the corresponding Fund and increase the number of shares outstanding of the Fund by an equivalent value. However, these dividends and distributions do not change your Accumulated Value.

Portfolio Company's shares are purchased and redeemed by The Variable Annuity Marketing Company ("VAMCO"), principal underwriter for shares of Portfolio Company, at net asset value without sales or redemption charges. VAMCO is a wholly-owned subsidiary of VALIC.

Overall responsibility for managing the affairs of Portfolio Company and overseeing its investment adviser rests with its elected board of directors.

VALIC serves as investment adviser to each of the Funds pursuant to investment advisory agreements with Portfolio Company. VALIC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. VALIC is also the depositor of VALIC's Separate Account A. For serving as investment adviser, each Fund pays VALIC a monthly fee based on that Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

Bankers Trust Company ("Bankers") serves as investment sub-adviser to the Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund (the Small Cap Index Fund is not available under the Contracts) pursuant to an investment sub-advisory agreement with Portfolio Company. For serving as investment sub-adviser to these Funds, VALIC pays Bankers a monthly fee based on each of these Fund's average monthly net asset value as set forth in Portfolio Company's prospectus under "Investment Management."

The investment advisory agreements between Portfolio Company and VALIC do not contain limits on the expenses of Portfolio Company or of any Fund. However, to the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of a Fund's estimated average monthly net assets, VALIC has voluntarily agreed to reduce expenses of any such Fund in an amount equal to the difference between such accrued expenses and 2% of the Fund's average net assets for that month. VALIC has reserved the right to withdraw this undertaking upon 30 days' written notice to Portfolio Company.

The current prospectus of Portfolio Company contains more detailed information about each of the Funds in which the Divisions invest, including investment objectives and policies, charges and expenses. You may obtain additional copies of the current prospectus of Portfolio Company by contacting our Annuity Administration Department. You should read the prospectus carefully before investing.

                                 VOTING PRIVILEGES

The following people may give us voting instructions for Fund shares held in the Separate Account Divisions attributable to their Contract:

   . You, as the Contract Owner, before the Annuity Commencement Date, and

   . The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Fund.

We will determine who can give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Fund as follows:

  . For each Contract Owner before the Annuity Commencement Date, we will divide
    (1) the Contract Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Fund.

  . For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Fund owned by the Separate Account as follows:

  . Shares for which we receive instructions, in accordance with those instructions, and

  . Shares for which we receive no instructions, in the same proportion as the shares for which we receive instructions.

Shares of each Fund may be owned by separate accounts of insurance companies other than us. We understand that each Fund will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

Unless the Contract has been issued in connection with a deferred compensation plan, individuals participating under a Contract Owner's retirement plan have the right to instruct the owner with respect to shares attributable to their contributions and to such additional extent as the owner's retirement plan may permit.

Portfolio Company is not required to hold regular annual shareholder meetings to elect members of the board of directors. It does not expect to hold annual meetings for any other purpose. If members of the board of directors of Portfolio Company are required to be elected or any other action is required to be taken at any special or annual meeting of Portfolio Company, instructions for voting shares underlying the interests of Participants will be solicited by means of proxy materials.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

General Description

Your application to purchase a Contract must be on a written application that we provide and that you sign. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, we will either--

  . process the application, credit the purchase payment, and issue the Contract, or

  . reject the application and return the purchase payment within two Valuation
    Dates after receipt of the application at our Annuity Administration Department.

If you have not completed the application or have not completed it correctly, we will request additional documents or information within five Valuation Dates after receipt of the application at our Annuity Administration Department.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Annuity Administration Department, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Annuity Administration Department, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required written information at our Annuity Administration Department.

We reserve the right to reject any application or purchase payment for any reason.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Annuity Administration Department. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

Your purchase payments are allocated to a Division of the Separate Account or fixed accumulation option (if available) as of the date we credit the purchase payments to your Contract.

The Contracts described herein generally may not be assigned by the Contract Owner.

                            VARIABLE ACCOUNT VALUE

Before the Annuity Commencement Date, we determine your Variable Account Value under a Contract as discussed below.

As of any Valuation Date before the Annuity Commencement Date--

  . Your Variable Account Value is your Accumulated Value in the Division of the
    Separate Account in which you invest.

  . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Contract value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer your Accumulated Value to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Fund shares held by the Division, determined at the end of the current Valuation Date, plus the per share amount of any dividend or capital gains distribution made for the Fund shares held by the Division during the current Valuation Date, by (2) the net asset value per share of the Fund shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the maintenance charge.

                      TRANSFER AND SURRENDER OF CONTRACT
                         OWNER VARIABLE ACCOUNT VALUE

TRANSFERS

You can transfer the entire amount of your Accumulated Value once every 90 days and before the Annuity Commencement Date. You must transfer the entire amount from the Division in which you are fully invested to one of the other Divisions and allocate new purchase payments to the same Division or to any available fixed accumulation option.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Contract Owner may make a full surrender from a Contract, or make a partial withdrawal from a Contract.

We will pay you, upon full surrender, your Accumulated Value at the end of the Valuation Period in which we receive a written surrender request.

The Contract Owner may withdraw a portion or surrender all of the value of the Variable Account at any time before the Annuity Commencement Date. Upon receipt of a written request for withdrawal, AGL surrenders the number of Accumulation Units, the value of which equals the requested amount plus any amount necessary for payment of premium taxes. The value of the Accumulation Units is determined as of the Valuation Period immediately after receipt of the request. Payment of the withdrawn amount is made within seven days after receipt of the request at our Annuity Administration Department. If you withdraw the entire value of the Variable Account and no payments are made for two years following withdrawal, AGL may consider the Contract terminated. You may be subject to penalties for premature withdrawals. Withdrawals may be restricted or have special federal tax consequences because the Contract is used in connection with tax-favored retirement programs. (See "Federal Income Tax Matters.")

                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 75th birthday. You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a written request 30 days in advance, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

FOLLOWING THE ANNUITY COMMENCEMENT DATE, WHEN VARIABLE ANNUITY PAYMENTS ARE TO BE MADE, ONLY THE STOCK INDEX DIVISION IS AVAILABLE TO A CONTRACT OWNER OR PARTICIPANT UNDER A CONTRACT. However, we reserve the right to change the Division available under a Contract for Variable Annuity Payments or to add Divisions with respect to Contract Owners or Participants who have not yet commenced receiving Variable Annuity Payments.

The Contract Owner elects how Annuity payments will be made. The Contract automatically provides the Basic Annuity, a life Annuity with 120 payments guaranteed. In place of the Basic Annuity, the Contract Owner can elect an optional Annuity with payments made under one of the following settlement Options. The election must be made in writing to us at our Annuity Administration Department. The written notification must also include the selected Annuity Commencement Date. Election must be made at least 30 days before the Annuity Commencement Date but can be changed at any time on 30 days' written notice.

The election provisions of the Contract are, however, subject to both applicable law and terms of the particular retirement plan in connection with which the Contract is issued. In particular, the federal tax rules governing certain retirement plans ordinarily limit the ability of a Contract Owner to defer payment beyond April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires, whichever is later, in connection with most tax-qualified plans (age 70 1/2 in the case of Individual Retirement Annuities) and may also limit the election of certain settlement options. (See "Federal Income Tax Matters.")

ANNUITY PAYMENT OPTIONS

An AGL Annuity Contract or the following Annuity Payment Options are also available to a Beneficiary. The Beneficiary can make the election as an alternative to a lump sum payment at the Annuitant's death before the Annuity Commencement Date. When the Beneficiary makes the election, the Beneficiary becomes the Payee, the person receiving the payments. The Beneficiary also becomes the measuring life, in place of the deceased Annuitant, for purposes of the Annuity Payment Options. The Contract Owner also has the right to name himself as Payee.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 60, 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We pay a series of monthly payments to the payee over a period of one to twenty years, as elected. At the death of the payee, the guaranteed payments remaining are paid in accordance with the Contract. If the Annuitant is the payee, any guaranteed payments remaining are made to the designated Beneficiary. The Beneficiary can, at any time, elect to receive the present value of any guaranteed payments remaining as a lump sum.

If a Beneficiary is the payee, the present value of the amount of any guaranteed payments remaining is calculated and the resultant amount paid as a lump sum.
If the Contract Owner is the Payee, payments continue after the Annuitant's death for the remainder of the designated period.

The Contract Owner may at any time elect, however, to receive the present value of the remaining payments paid as a lump sum. Payments made under this Option are increased in amount by a factor which offsets the charge for mortality risk.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We make a series of equal payments of a designated amount to the payee made as annual, semiannual, quarterly or monthly installments. The value of the Variable Account, less any applicable premium taxes, is used to make the payments, and the payments continue until the proceeds, adjusted by the investment experience of the Stock Index Division of Separate Account A, are exhausted. The payee may at any time receive the remaining amount of the proceeds by submitting a written request to us at our Annuity Administration Department. At the death of the payee, payments continue to his designated Beneficiary. If a Beneficiary is the payee, and dies before the proceeds are exhausted, the balance of the proceeds is paid as a lump sum in accordance with the Contract. Payments made under this Option are increased by a factor which offsets the charge for mortality risk.

OPTION 6 - INTEREST INCOME - We pay interest of 3% on the investment of the proceeds of the Variable Account outside of the Stock Index Division of Separate Account A is paid to the payee in monthly, quarterly, semiannual or annual installments. The value of the Variable Account is automatically removed from the Stock Index Division of Separate Account A and deposited with us at our fixed rate of interest. The payee may, at any time, withdraw (redeem) all or a portion of the remaining balance of the Variable Account in a lump sum by submitting a written request to us at our Annuity Administration Department. If the payee dies while receiving installments, the principal to which the Payee would be entitled to if alive is paid as a lump sum in accordance with the Contract. This Option is in any event subject to the minimum distribution rules under the Code, which are described under "Federal Income Tax Matters."

OPTION 7 - UNIT REFUND LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant (or Beneficiary, if applicable) and terminating with the last payment preceding his death. After his death, an additional payment is made if the number of Annuity Units represented by the proceeds of the Variable Account on the Annuity Commencement Date is greater than the number of Annuity Units represented by the total amount of payments received during the measuring lifetime. In other words, a payment is made in accordance with the Contract when (a) below exceeds (b) below:

   .  a =  Total amount applied under the Option at the Annuity Commencement
           Date divided by the Annuity Unit value for the Stock Index Division at the Annuity Commencement Date

   . b = Number of Annuity Units in Stock Index Division represented by each monthly Annuity payment made multiplied by the number of Annuity payments made.

When (a) is greater than (b), the excess amount is multiplied by the Annuity Unit value for the Stock Index Division as of the Valuation Period during which notice of death is received by us at our Annuity Administration Department. The result is paid as a lump sum.

The Code may treat the election of Option 4, Option 5, or Option 6 in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Under Settlement Options 1, 2, 3, 4 and 7, the amount of the first monthly payment is calculated as of the Annuity Commencement Date. The number of Accumulation Units credited to the Variable Account is multiplied by the value of an Accumulation Unit for the applicable Division of Separate Account A for the Valuation Period immediately preceding two weeks before the Annuity Commencement Date. The resulting value is called the Accumulated Value. Tables in the Contracts indicate the amount of the first monthly payment for each $1000 of Accumulated Value, minus any applicable premium taxes. The tables are based on Progressive Annuity Tables with interest at the rate of 3-1/2% per annum and assume births in 1900. Under Settlement Options 1, 2, 3 and 7, payment amounts illustrated vary with the sex of the Annuitant. Amounts under any of the first four Settlement Options and Option 7 vary with the adjusted age of the Annuitant, determined using formulas provided by the Contracts.

Under Settlement Options 5 and 6, the amount of the first payment is prescribed by the Contracts. Under Settlement Option 6, however, we may increase the net investment rate above the guaranteed rate.

Under all of the Settlement Options, we base the payment calculations on the same mortality basis used for individual single premium Annuity contracts issued to the same class of Annuitants, when doing so results in a larger first payment. If, however, the dollar value of the Variable Account is less than $2,000 at the Annuity Commencement Date, we may pay the amount out in a lump sum, regardless of the Settlement Option chosen.

Second and subsequent payments under the Basic Annuity and Settlement Options 1, 2, 3 4 and 7 are determined using the Annuity Unit value for the Stock Index Division for the Valuation Period when the payment is due. The Annuity Unit value for the Stock Index Division for any Valuation Period is determined by multiplying the value for the immediately preceding Valuation Period by the product of (i) the net investment factor for the Valuation Period two weeks immediately preceding the Valuation Period when payment is due, and (ii) a factor to neutralize the assumed net interest rate of 3-1/2% per annum built into the Annuity tables contained in the Contracts. This produces the value of the Annuity Unit for the Stock Index Division for the current Valuation Period. (See "Annuity Payments" in the Statement of Additional Information.)

ANNUITY PAYMENTS

The amount of the first payment is divided by the Annuity Unit value for the Stock Index Division for the Valuation Period when payment is due. This determines the number of Annuity Units in the Stock Index Division represented by the first payment. The number of Annuity Units remains constant throughout the Annuity Period. Each subsequent payment is determined by multiplying the number of Annuity Units in the Stock Index Division by the value of the Annuity Unit in the Stock Index Division for the Valuation Period when payment is due. Under Settlement Options 4, 5 and 6, the Contract may be surrendered for a lump sum payment in lieu of Annuity payments once Annuity payments have started.

The amount of the first payment is determined using an assumed interest rate of 3 1/2% per annum. The amount of subsequent payments will vary in amount in accordance with the actual net investment rate. If the actual net investment rate is less than 3 1/2%, the amount of the payment is less; if greater than 3 1/2%, the amount of the payment is greater. Whenever the amounts of payments becomes less than $20, we can change the frequency of payments to intervals which result in payments of at least $20.

                                 DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if the Participant dies before the Annuity Commencement Date.

The death proceeds, before deduction of any applicable premium taxes and other applicable taxes, will equal the Accumulated Value as of the end of the Valuation Period in which we receive, at our Annuity Administration Department, proof of death and the written request as to the manner of payment.

The death proceeds become payable to the Beneficiary when we receive--

     .  proof of the Participant's death, and

     .  a written request from the Beneficiary specifying the manner of payment.

If the Participant has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Participant dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     .  We will distribute all amounts--

          (a)  within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Participant=s surviving spouse, the spouse may elect to delay distributions under the Contract until the date the Participant would have reached age 70-1/2.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Participant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     .  have all the remaining rights and powers under a Contract, and

     .  be subject to all the terms and conditions of the Contract.

If the payee dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies.

Failure to satisfy requirements described in this Section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     .  a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     .  any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract ends, and our obligations are complete.

                          CHARGES UNDER THE CONTRACT

SALES AND ADMINISTRATIVE EXPENSES

American General Securities Incorporated ("AGSI") acts as principal underwriter and performs sales functions with respect to the Contracts. AGSI is a wholly owned subsidiary of AGL. AGL performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. For these services, AGL deducts a maximum fee equal to 8.75% of each Periodic Payment received. This deduction consists of 6.75% for sales expenses and 2% for administrative expenses.

In the case of a single payment, the deductions for sales and administrative expenses, not including any applicable premium taxes, are:

                            TOTAL
                          AMOUNT OF        SALES      ADMINISTRATIVE
TOTAL AMOUNT              DEDUCTION       EXPENSES       EXPENSES
 OF PAYMENT                   %               %              %
 ----------               ---------       --------       --------
$0 - 14,999............      8.75           6.75           2.00
15,000 - 24,999........      8.00           6.25           1.75
25,000 - 49,999........      7.00           5.50           1.50
50,000 - 99,999........      5.00           3.75           1.25
100,000 - 249,999......      4.00           3.00           1.00
250,000 and over.......      3.00           2.25           0.75

These deductions are made pursuant to the Contracts and are not subject to change.

The deduction for sales expenses reimburses us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of such expenses will exceed the amount of revenue generated by the sales expenses. AGL will pay such excess out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

The Contracts may be sold without charges for sales and administrative expenses to officers and full-time employees of Separate Account A; to any trust, pension, profit-sharing or other benefit plan for these people; and to certain employees and sales representatives of AGL or AGSI. To be eligible AGL or AGSI employees and sales representatives must spend one-half of their working time:

     .  giving investment advice to AGL

     . offering for sale Contracts funded through Separate Account A or other AGL accounts, and

     .  supervising or assisting people who do either.

Sales of Contracts without administrative and sales expense deductions will be made only on the buyer's written assurance that the purchase is made for investment purposes and that the Contract will not be resold or assigned except through surrender to AGL.

A Contract may also be issued as a supplement to a fixed annuity contract issued by AGL. When permitted by AGL, a Contract may be purchased with proceeds from death benefits, maturity values, policy dividends or surrender values of conventional insurance or Annuity Contracts issued by AGL, without charges for administrative and sales expenses.

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     .  from purchase payment(s) when received;

     . from the Contract Owner's Account Value at the time annuity payments begin;

     .  from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Contract Owner or Annuitant, or surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of purchase payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.0017% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets the Sales and Administrative Expenses discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.0017% charge divides into .1017% for administrative expenses and .90% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that

     . our actuarial estimate of mortality rates may prove erroneous,

     . Annuitants will live longer than expected, and

     . more Contract Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

CONTRACT EXPENSE GUARANTEE

Pursuant to the Reorganization, Cal-Western (the predecessor to AGL) issued an amendment, with respect to each existing Contract that was outstanding immediately before the effective time of the Reorganization. This amendment guarantees that:

     . the total of the advisory fees charged against any of Portfolio Company's
       Funds whose shares were purchased by Separate Account A, plus

     . the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Divisions of Separate Account A,

will never exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Reorganization not occurred (the "Contract Expense Guarantee"). AGL will, in effect, reimburse to the appropriate Division of Separate Account A an amount that represents the difference between:

     . the investment advisory fee charged Separate Account A or Variable Fund
       C, as applicable, before the Reorganization and the amount of the advisory fee charged to Portfolio Company's Funds, plus

     . any other charges in excess of those that would have been incurred if the Reorganization had not taken place.

The mortality and expense risk and administrative charges did not change as a result of the Reorganization, and any other charges imposed on the assets of Separate Account A are not expected to be more than before the Reorganization. AGL, however, will not assume extraordinary or nonrecurring expenses of Portfolio Company, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Contract Expense Guarantee will not apply to any federal income tax if Portfolio Company or any Fund fails to qualify as a "regulated investment company" under applicable provisions of the Code. As an administrative convenience to AGL, the Contract Expense Guarantee, described above, also applies to Contracts issued after the Reorganization. AGL, however, may amend the Contract to eliminate the Contract Expense Guarantee regarding Contracts issued thereafter.

OTHER CHARGES

Currently, no charge is made against Separate Account A for AGL's federal income taxes, or provisions for such taxes, that may be attributable to Separate Account A. We may charge each Division of Separate Account A for its portion of any income tax charged to the Division or its assets. Under present laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, AGL may decide to make charges for such taxes or provisions for such taxes against Separate Account A. Any such charges against Separate Account A or its Divisions could have an adverse effect on the investment experience of such Division.

As discussed under "Portfolio Company" above, Portfolio Company pays VALIC a monthly fee based on each Fund's average monthly net asset value for serving as investment adviser for each of the Funds. The fees are reflected in the Funds' net asset values. The investment advisory compensation arrangements as well as the expenses of Portfolio Company are more fully described under "Investment Management" in Portfolio Company's prospectus. (See also "Fee Table.")

                        OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

CONTRACT OWNERS, PARTICIPANTS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Contract Owner or the Participant, will be the same as the Annuitant.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive written request. We also need written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Contract Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Contract Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Contract Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Contract Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Contract Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Contract Owner, we may modify a Contract to the extent necessary to:

     . transfer any assets in any Division to another Division or to one or more separate accounts;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . make additions to, deletions from, or substitutions of other open-end management investment company shares for the shares of any open-end management investment company held by any Division of the Separate Account, or which any Division may purchase; or

     . eliminate the shares of any series of any open-end management company held by a Division and substitute shares of another fund of such open-end management investment company, or of any other open-end management investment company.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

In addition, upon notice to the Contract Owners, we may waive certain charges and restrictions under the Contract.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     . the SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value among the Divisions under these circumstances.

                          FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Contract Owners who are natural persons are not taxed currently on the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Funds that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Fund, but we have received commitments from the investment advisers to the Funds to use their best efforts to operate the Funds in compliance with these diversification requirements. A Contract investing in a Fund that failed to meet the diversification requirements would subject Contract Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Contract Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Contract Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Contract Owners that are not natural persons -- that is, Contract Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Contract Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income.

In the case of Fixed Annuity Payments, the excludible portion is found by multiplying the amount paid by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

     . In the case of Variable Annuity Payments, the excludible portion is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Contract Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Contract Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Contract Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or Contracts we issue to the same Contract Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     . made on or after the recipient reaches age 59-1/2,

     . made on account of the recipient's becoming disabled,

     . that are made after the death of the Contract Owner before the Annuity
       Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

     . that are part of a series of substantially equal periodic payments made over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the

       Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

--------------------------------------------------------------------------------
    2000         2001         2002         2003          2004          2005 and
                                                                      thereafter
--------------------------------------------------------------------------------
  $32,000       $33,000      $34,000      $40,000       $45,000        $50,000
to $42,000    to $43,000   to $44,000   to $50,000    to $55,000     to $60,000
--------------------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000 the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                                 2007 and
    2000         2001         2002         2003          2004         2005           2006       thereafter
--------------------------------------------------------------------------------------------------------------
  $52,000       $53,000      $54,000      $60,000       $65,000        $70,000       $75,000      $80,000
to $62,000    to $63,000   to $64,000   to $70,000    to $75,000     to $80,000    to $85,000   to $100,000
--------------------------------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if, the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     . annuities paid over a life or life expectancy,

     . installments for a period of ten years or more, and

     . required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59-1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability):

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70-1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Contract Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee provided that the total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

Other Qualified Plans

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.
However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59-1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary; provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to pay for qualified higher education or first-time home buyer expenses;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70-1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and, (2) payment of federal income taxes on the amounts, as well as the earnings on those amounts, and the employer is currently taxed on any increase in Account Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments not made by the employer, however, are not immediately deductible by the employer and the employee is currently taxed on any increase in Account Value.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract or Contract, the contracts or Contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70-1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract or Contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

                           DISTRIBUTION ARRANGEMENTS

AGL offers the Contracts on a continuous basis. American General Securities Incorporated ("AGSI") is the principal underwriter of the Contracts. AGSI is a wholly-owned subsidiary of AGL. AGL, in turn, is a wholly-owned subsidiary of American General Corporation. AGSI's principal office is 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for AGL's Separate Accounts D and VL-R, and Separate Account E of American General Life Insurance Company of New York, which is a wholly-owned subsidiary of AGL. These separate accounts are registered investment companies.

                              SERVICES AGREEMENT

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

                                 LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Contract Owners. Steven A. Glover, Senior Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.

                           YEAR 2000 CONSIDERATIONS

     Internal Systems. AGL's ultimate parent, American General Corporation ("AGC"), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are being undertaken by its key business units with centralized oversight. Each business unit, including AGL, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of our information technology and non-information technology systems; (2) assess which items in the inventory may expose us to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of our critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     Third Party Relationships. We have relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) AGL and include organizations with which we exchange information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that we exercise less, or no, control over Year 2000 readiness. We developed a plan to assess and attempt to reduce the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to AGL. A more detailed evaluation will be completed during first quarter 1999 as part of our contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, our testing activities will extend through 1999.

     Contingency Plans. AGL and its affiliates have commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk;
(2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. We are currently developing contingency plans and expect to substantially complete all contingency planning activities during the second quarter of 1999.

     Risks and Uncertainties. Based on our plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, we believe that we will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on AGL's future results of operations, liquidity, or financial condition. However, due to the size and complexity of this project, risks and uncertainties exist, and we cannot predict a most reasonably likely worst case scenario. If conversion of our internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing our plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on our operations following the turn of the century.

     Costs. Through December 31, 1998, AGL has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on our results of operations or financial condition. In addition, we have elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are not passed to Divisions of the Separate Account.

                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:


                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information......................................................   2
Regulation and Reserves..................................................   2
Independent Auditors.....................................................   3
Services.................................................................   3
Principal Underwriter....................................................   4
Annuity Payments.........................................................   4
Gender of Annuitant......................................................   6
Misstatement of Age or Gender and Other Errors...........................   6
Change of Investment Adviser or Investment Policy........................   7
Calculation of Accumulation Unit Values..................................   7
Financial Statements.....................................................   8
Index to Financial Statements............................................   9

                                                               Reg. No. 33-44745



          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

               INDIVIDUAL VARIABLE RETIREMENT ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P. O. BOX 1401, HOUSTON, TEXAS 77251-1401

                        1-800-247-6584 or 713-831-3505


                      STATEMENT OF ADDITIONAL INFORMATION


                             Dated April 30, 1999


This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the prospectuses for American General Life Insurance Company Separate Account A (the "Separate Account"), dated April 30, 1999, for the
individual variable retirement annuity contracts (the "Contracts").   You can
obtain a copy of the applicable prospectus for the Contracts, and any prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. Terms used in this Statement have the same meanings as are defined in the applicable prospectus under the heading "Definitions."



                                 TABLE OF CONTENTS



General Information.................................   2
Regulation and Reserves.............................   2
Independent Auditors................................   3
Services............................................   3
Principal Underwriter...............................   4
Annuity Payments....................................   4
Gender of Annuitant.................................   6
Misstatement of Age or Gender and Other Errors......   6
Change of Investment Adviser or Investment Policy...   7
Calculation of Accumulation Unit Values.............   7
Financial Statements................................   8
Index to Financial Statements.......................   9


                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AGL is the single life insurance company resulting from the merger, effective December 31, 1991, of Cal-Western, a California corporation, and AGL.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:


     .  benefit reserve requirements,

     . adequacy of insurance company capital and surplus, various operational standards, and

     .  accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. Account value held in a fixed account of an insurance company is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:


     .  employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS

The 1998 consolidated financial statements of AGL and the financial statements of Separate Account A included in this Statement were audited by Ernst & Young LLP, independent auditors, as set forth in their reports. We include these financial statements in this Statement in reliance upon the reports of Ernst & Young LLP that appear later on in this Statement. Ernst & Young LLP gives its reports upon their authority as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, TX 77010-2007.

                                 SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL did not pay any fees to AGLC in 1997, because AGLC performed no services under the agreement. AGL paid AGLC $70,431,229 in 1998.

There is a Service Agreement between AGL and CSC Continuum, Inc. ("Continuum") for certain services in connection with Separate Account A. Continuum has developed a computerized data processing record keeping system for annuity accounting and has the necessary data processing equipment and personnel to provide and support remote terminal access to its system for the maintenance of annuity records, processing information, and the generation of output with respect to the records and information. AGL has contracted with Continuum for the right to use Continuum's system. For these services, Continuum received $41,672.60 in 1998, $64,800 in 1997 and $64,800 in 1996 related to Separate
Account A.

                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter for the Contracts. AGSI also serves as principal underwriter to AGL's Separate Account D and Separate Account VL-R, and to Separate Account E of American General Life Insurance Company of New York. All of these other separate accounts are unit investment trusts registered under the Investment Company Act of 1940. AGSI, a Texas corporation, is a wholly-owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

As principal underwriter of the Contracts, AGSI has not received any compensation from AGL for any of the past three years. No other affiliate of AGL receives any profit or benefit in connection with the purchase or sale of shares of the underlying mutual fund, American General Series Portfolio Company ("Portfolio Company"), by Separate Account A.

AGL offers the securities under the Contracts on a continuous basis.

                               ANNUITY PAYMENTS

The method of calculating annuity payments is described in the applicable prospectus under the caption "The Annuity Period." Set forth below are formulas and illustrations for determining: (a) annuity unit value; (b) the amount of the first monthly annuity payment; (c) the number of annuity units; and (d) subsequent monthly annuity payments.

       (a)  Formula and Illustration for Determining Annuity Unit Value

                                Annuity Unit value = a x (b x c)

Where                       a  =  Annuity Unit value for the immediately
                                  preceding Valuation Period.  Assume "a"          =    $1.070000

                            b  =  Net Investment Factor for the Valuation
                                  Period two weeks immediately preceding
                                  the Valuation Period for which the Annuity
                                  Unit value is being calculated.  Assume "b"      =     1.005000

                            c =   A factor to neutralize the assumed interest
                                  rate of 3-1/2%. Assume "c"                       =      .999906

                              Then, the Annuity Unit value =

                            $1.070000 X (1.0050000 X .999906)                      =    $1.075249


    (b) Formula and Illustration for Determining Amount of First Monthly Annuity Payment

The first monthly Annuity payment based on 3 1/2% assumed interest rate, the value of the Variable Account, less any applicable premium taxes, the gender and adjusted age of the Payee, and the Settlement Option elected (assume for each case a male, adjusted age 65, Option 3 with 120 monthly payments guaranteed).


                                  First monthly Annuity payment = a x b

Where                       a  =  Value of the Variable Account, less any
                                  applicable premium taxes, as of the
                                  Valuation Period two weeks immediately preceding
                                  the Annuity Commencement Date.  Assume "a"                 =    $  10,000

                            b  =  A factor per $1,000 appropriate to the
                                  Payee's gender and adjusted age and to
                                  the Settlement Option elected (shown in the
                                  tables contained in the Contracts). Assume "b"             =    $    6.57

                                  Then, the first monthly Annuity payment                    =    $   65.70

    (c) Formula and Illustration for Determining the Number of Annuity Units


                                  Number of Annuity Units represented by
                                  the first monthly Annuity payment = a/b

Where                       a  =  Dollar amount of first monthly Annuity
                                  payment.  Assume "a", as calculated above                  =    $   65.70

                            b  =  Annuity Unit value for the Valuation Period
                                  in which the first monthly Annuity payment
                                  is due.  Assume "b", as calculated above                   =    $1.075249

                                  Then, the number of Annuity Units                          =

                                                   $65.70
                                                 ---------
                                                 $1.075249                                   =     61.102126 units

    (d) Formula for Determining Amount of Second and Subsequent Monthly Annuity Payments

The number of Annuity Units in Example 3 remains fixed during the Annuity Period. To determine the second monthly Annuity payment for this illustration, assume a thirty-day period between Annuity payments and assume that a 6% yield is reflected in the current Annuity Unit value since the prior payment. Then the second monthly Annuity payment = a X b


Where    a  =   Fixed number of Annuity Units.  Assume "a",   =  61.102126 units
                as calculated above

         b  =   Annuity Unit value for the Valuation Period
                in which the payment is due.  Assume "b"      =  $1.136554

                Then, the second monthly Annuity payment      =
                61.102126 units X $1.136554                   =  $   69.45

Note that the payments have increased due to the favorable investment experience of Separate Account A. If the investment experience is not favorable, then the payments will decrease. Assuming a 30 day period between Annuity payments, and assuming a minus 6% yield is reflected in the current Annuity Unit value since the prior payment:

Then,    b  =   Annuity Unit value for the Valuation Period
                in which the payment is due                   =  $1.007888

                Then, the second monthly Annuity payment      =
                61.102126 units X $1.007888                   =  $   61.58


                              GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.


                MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any under payments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, neither the investment adviser to the Portfolio Company (or any series) or any investment policy may be changed without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                    CALCULATION OF ACCUMULATION UNIT VALUES

The method of calculating accumulation unit values is described in the applicable prospectus under the caption "The Accumulation Period." Set forth below are formulas and illustrations for determining: (a) the gross investment rate; (b) the net investment factor; and (c) accumulation unit value.



     (a) Formula and Illustration for Determining Gross Investment Rate


The following formula sets out the method of computing the Gross Investment
Rate:

                      Gross Investment Rate =  a + b + c
                                               ---------
                                                   d

Where  a  =  Investment income during Valuation Period.
             Assume  "a"                                      =      $9,000

       b  =  Unrealized capital gains or losses during
             Valuation period.  Assume "b"                    =      $4,000

       c  =  Realized Capital gains or losses during
             Valuation Period.  Assume "c"                    =          $0

       d  =  Value of Separate Account A's assets at the
             beginning of the Valuation Period. Assume "d"    =  $9,000,000

Then, Gross Investment Rate = $9,000 + $4,000 + 0
                              -------------------
                                 $9,000,000                   =     .001444
                                                                   (.1444%)



      (b)  Formula and Illustration for Determining Net Investment Factor

                        Net Investment Rate = a - b + c

Where  a =  Gross Investment Rate.  Assume "a", as
            calculated above                                  =      .00144

       b =  A factor representing charges for mortality and
            expense risks which totals 1.0017% on annual
            basis.  On daily basis, assume "b"                =    .0000274

       c =  A factor representing the reimbursement of fund
            expenses deducted from the Net Asset Value
            of AGSPC assets.  Assume $88.77 expenses
            deducted.  Then factor =  $88.77
                                     ---------
                                     9,000,000                =   .00000986

Then, Net Investment Rate   = .00144 - .0000274 + .00000986   =   .00142246
      Net Investment Factor = 1.00000 + Net Investment Rate
                            = 1.00000 + .00142246             =  1.00142246


     (c)   Formula and Illustration for Determining Accumulation Unit Value

                        Accumulation Unit value = a x b

Where  a  =  Accumulation Unit value for the previous
             Valuation Period.  Assume "a"                    =    $1.12500

       b  =  Net Investment Factor.  Assume "b", as           =  1.00142246
             calculated above

       Then, Accumulation Unit value = $1.12500 X 1.00142246  =   $1.126600

                             FINANCIAL STATEMENTS

Separate Account A has six Divisions as of the date of this Statement. These six Divisions are available under the Contracts that are the subject of this Statement. The December 31, 1998 financial statements for these six Divisions are included in this Statement.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                   INDEX TO
                             FINANCIAL STATEMENTS


                                                                      Page No.
                                                                      --------
I.  Separate Account A Financial Statements

      Report of Ernst & Young LLP, Independent Auditors...............  A-1

      Statement of Net Assets.........................................  A-2

      Statement of Operations.........................................  A-2

      Statement of Changes in Net Assets..............................  A-3

      Notes to  Financial Statements..................................  A-4

II. AGL Consolidated Financial Statements

      Report of Ernst & Young LLP, Independent Auditors...............  F-1

      Consolidated Balance Sheets.....................................  F-2

      Consolidated Income Statements..................................  F-3

      Consolidated Statements of Comprehensive Income.................  F-4

      Consolidated Statements of Shareholder's Equity.................  F-5

      Consolidated Statements of Cash Flows...........................  F-6

      Notes to Consolidated Financial Statements......................  F-7

[ERNST & YOUNG LLP LOGO]      . One Houston Center      . Phone: 713 750 1500
                                Suite 2400                Fax:   713 750 1501
                                1221 McKinney
                                Houston, Texas 77010-2007




                        Report of Independent Auditors

Board of Directors
American General Life Insurance Company
 and
Contract Owners
American General Life Insurance Company
 Separate Account A

We have audited the accompanying statement of net assets of American General Life Insurance Company (the "Company") Separate Account A as of December 31, 1998, the related statement of operations for the year then ended, and the statement of changes in net assets for the each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company Separate Account A at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                                           /s/ ERNST & YOUNG LLP


     February 10, 1999

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998





ASSETS:
     Investment securities - at market (cost $25,935,068)....................................                       $61,682,613
     Due to American General Life Insurance Company..........................................                              (230)
                                                                                                                    -----------
       NET ASSETS............................................................................                       $61,682,383
                                                                                                                    ===========


CONTRACT OWNER RESERVES:
     Reserves for redeemable annuity contracts...............................................                       $56,542,734
     Reserves for annuity contracts on benefit...............................................                         5,139,649
                                                                                                                    -----------
       TOTAL CONTRACT OWNER RESERVES .........................................................                      $61,682,383
                                                                                                                    ===========


                                 STATEMENT OF OPERATIONS
                              YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
     Dividends from mutual funds.............................................................                       $   943,925
EXPENSES:
     Expense and mortality fee ..............................................................   $    (560,261)
     Fund advisory fee reimbursement ........................................................           3,894          (556,367)
                                                                                                -------------       -----------
          NET INVESTMENT INCOME..............................................................                           387,558
                                                                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments........................................................                         4,006,072
     Capital gain distributions from mutual funds............................................                                 0
     Net unrealized gain on investments......................................................                         9,421,798
                                                                                                                    -----------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...................................                        13,427,870
                                                                                                                    -----------
          INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................                       $13,815,428
                                                                                                                    ===========




     SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                                YEAR ENDED DECEMBER 31,
                                                                                               1998                 1997
                                                                                               ----                 ----
OPERATIONS:
   Net investment income............................................................      $   387,558             $   233,422
   Net realized gain on investments.................................................        4,006,072               2,112,804
   Capital gain distributions from mutual funds.....................................                0                 275,397
   Net unrealized gain on investments...............................................        9,421,798              10,796,479
                                                                                          -----------             -----------
    Increase in net assets resulting from operations ...............................       13,815,428              13,418,102
                                                                                          -----------             -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments, less sales and administrative
    expenses and premium taxes .....................................................          325,980                 576,513
   Mortality reserve transfers......................................................          (61,381)                254,636
   Payments to contract owners:
    Annuity benefits................................................................         (758,072)               (610,400)
    Terminations and withdrawals ...................................................       (5,237,395)             (3,520,839)
                                                                                          -----------             -----------
   Decrease in net assets resulting from principal transactions ....................       (5,730,868)             (3,300,090)
                                                                                          -----------             -----------
   TOTAL INCREASE IN NET ASSETS ....................................................        8,084,560              10,118,012

NET ASSETS:
   Beginning of year................................................................       53,597,823              43,479,811
                                                                                          -----------             -----------
   End of  year.....................................................................      $61,682,383             $53,597,823
                                                                                          ===========             ===========


See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                               SEPARATE ACCOUNT A


  NOTE A - ORGANIZATION

  Separate Account A (the "Separate Account") was established by American General Life Insurance Company (the "Company") on August 14, 1967. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and contract purchase payments were first received on January 12, 1968. On April 28, 1989, the Separate Account was reorganized as a multi-division unit investment trust investing in American General Series Portfolio Company ("AGSPC"). The Separate Account is comprised of six subaccounts or "divisions" which are available to contract holders through American General annuity contracts.


  NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

  The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

  SECURITY VALUATION - The investment in shares of mutual funds managed by AGSPC are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGE - Fund advisory fees, mortality and expense risk charges, and deductions from contract purchase payments for sales and administrative expenses are paid to the Company. Agreements with the Company include fees at an annual rate of 0.3233% and 1.0017% of the daily net assets of the Separate Account for fund advisory fees and mortality and expense risk charges assumed by the Company, respectively. Pursuant to a contract expense guarantee, the Company reimburses the Separate Account for any advisory fees charged by AGSPC in excess of an annual rate of 0.3233%. The total reimbursements by the Company were $3,894 for the year ended December 31, 1998.

  Varying deductions of up to 6% from each group (group contracts are no longer offered) and 8.75% from each individual variable annuity contract purchase payment (plus applicable premium taxes) are made for sales and administrative expenses and minimum death benefits. These deductions made by the Company were $5,281 for the year ended December 31, 1998.

  ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the participant elects 5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.


NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

  NOTE D - INVESTMENTS


  Fund shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders and amounts payable to the Company for sales, administrative and surrender charges) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1998.

                                                           Net            Value of
                                                          Asset            Shares              Cost of             Unrealized
               Fund                      Shares           Value          at Market           Shares Held          Appreciation
Stock Index Fund ..................   1,639,451.635    $  37.54       $  61,545,013       $   25,815,840       $    35,729,173
MidCap Index Fund .................       1,219.038       25.37              30,927               30,179                   748
Asset Allocation Fund .............       7,449.928       14.12             105,193               87,665                17,528
Money Market Fund .............               0.000        1.00                   0                    0                     0
Government Securities Fund.........         143.011       10.35               1,480                1,384                    96
Capital Conservations Fund.........           0.000        1.00                   0                    0                     0
                                                                      -------------       --------------       ---------------
Total                                                                 $  61,682,613       $   25,935,068       $    35,747,545
                                                                      =============       ==============       ===============

  The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1998 were $1,676,869 and $7,011,650, respectively.
The cost of the securities at December 31, 1998 was the same for financial reporting and federal income tax purposes.


NOTE E - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 1998


CONTRACTS IN ACCUMULATION PERIOD:

                                                                             Asset         Money       Government       Capital
                                            Stock            MidCap       Allocation       Market      Securities    Conservation
                                          Index Fund       Index Fund        Fund           Fund          Fund           Fund

Outstanding at beginning of period..    2,259,376.335       9,327.907     41,787.393          0.000     2,361.798       9,964.962
Purchase payments ..................        9,058.373           0.000          0.000          0.000         0.000         325.246
Terminations and withdrawals........     (194,174.037)       (863.709)    (1,287.626)   (85,342.280)   (1,438.707)    (10,290.208)
Transfers to annuity ...............      (10,176.500)          0.000          0.000          0.000         0.000           0.000
Transfers between funds ............      (13,572.017)      1,996.703          0.000     85,342.280         0.000           0.000
                                        -------------      ----------     ----------     ----------   ------------    -----------
Outstanding at end of period .......    2,050,512.154      10,460.901     40,499.767          0.000       923.091           0.000
                                        =============      ==========     ==========     ==========   ============    ===========

CONTRACTS IN ANNUITY PERIOD:

Outstanding at beginning of period..      211,785.140
Transfers from accumulation ........        8,868.405
Mortality reserve transfers ........        2,506.098
Annuity benefits....................      (36,316.230)
                                          -----------
Outstanding at end of period .......      186,843.413
                                          ===========

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note E - Summary of Changes in Units - Continued

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1997


CONTRACTS IN ACCUMULATION PERIOD:

                                                                         Asset         Money       Government       Capital
                                           Stock          MidCap      Allocation       Market      Securities    Conservation
                                         Index Fund     Index Fund       Fund           Fund          Fund           Fund

Outstanding at beginning of period..   2,411,116.122     1,055.932    40,744.069     80,561.157     2,370.225       7,757.918
Purchase payments...................      20,281.928         0.000     1,061.821          0.000         0.000       2,214.362
Terminations and withdrawals .......    (174,747.533)     (395.506)      (18.497)        (2.228)       (8.427)         (7.318)
Transfers to annuity................      (5,848.140)        0.000         0.000          0.000         0.000           0.000
Transfers between funds.............       8,573.958     8,667.481         0.000    (80,558.929)        0.000           0.000
                                       --------------    ---------    ----------    -----------     ---------       ---------
Outstanding at end of period........   2,259,376.335     9,327.907    41,787.393          0.000     2,361.798       9,964.962
                                       ==============    =========    ==========    ===========     =========       =========



CONTRACTS IN ANNUITY PERIOD:

Outstanding at beginning of period..     225,000.376
Transfers from accumulation.........       5,741.938
Mortality reserve transfers.........      12,348.262
Annuity benefits....................     (31,305.436)
                                       -------------
Outstanding at end of
 period.............................     211,785.140
                                       =============



Note F - Net Assets Represented By:

                                                                  DECEMBER 31, 1998
CONTRACTS IN ACCUMULATION PERIOD:
                                                       Units           Unit Value         Amount
Stock Index Fund.............................      2,050,512.154    $   27.507790    $  56,405,058
MidCap Index Fund............................         10,460.901         2.952069           30,882
Asset Allocation Fund........................         40,499.767         2.600638          105,325
Money Market Fund............................              0.000         1.011450                0
Government Securities Fund...................            923.091         1.591685            1,469
Capital Conservation Fund....................              0.000         1.185152                0
                                                                                     -------------
                                                                                        56,542,734
                                                                                     -------------
CONTRACTS IN ANNUITY PERIOD:
Stock Index Fund.............................        186,843.413        27.507790        5,139,649
                                                                                     -------------

TOTAL CONTRACT OWNER RESERVES ...............                                        $  61,682,383
                                                                                     =============

                                                                          December 31, 1997
CONTRACTS IN ACCUMULATION PERIOD:
                                                               Units           Unit Value         Amount
Stock Index Fund..................................         2,259,376.335    $   21.636223    $  48,884,371
MidCap Index Fund.................................             9,327.907         2.513934           23,450
Asset Allocation Fund.............................            41,787.393         2.213944           92,515
Money Market Fund.................................                 0.000         1.000000                0
Government Securities Fund........................             2,361.798         1.480310            3,496
Capital Conservation Fund.........................             9,964.962         1.180098           11,760
                                                                                             -------------
                                                                                                49,015,592
                                                                                             -------------
CONTRACTS IN ANNUITY PERIOD:
Stock Index Fund..................................           211,785.140        21.636223        4,582,231
                                                                                             -------------
TOTAL CONTRACT OWNER RESERVES.....................                                           $  53,597,823
                                                                                             =============




NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)

    Internal Systems. The Company's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including the Company, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and
(5) return the systems to operations. As of December 31,1998, substantially all of the Company's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     Third Party Relationships. The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) the Company and include organizations with which the company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over Year 2000 readiness. The Company has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to the Company. A more detailed evaluation will be completed during the first quarter 1999 as part of the Company's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, the Company's testing activities will extend through 1999.

  SEPARATE ACCOUNT A
  NOTES TO FINANCIAL STATEMENTS - CONTINUED


  NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED) - CONTINUED


     Contingency Plans. The Company has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. The Company is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

     Risks and Uncertainties. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, the Company believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If conversion of the Company's internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing the Company's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on the Company's operations following the turn of the century.

     Costs. Through December 31, 1998, the Company has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies. These costs are not passed to Divisions of the Separate Account.

[ERNST & YOUNG LLP LETTERHEAD]   . One Houston Center     . Phone: 713 750 1500
                                   Suite 2400               Fax:   713 750 1501
                                   1221 McKinney
                                   Houston, Texas 77010-2007



                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company


We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended
December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                       /S/ ERNST & YOUNG LLP
                                       ---------------------


February 16, 1999



       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                     DECEMBER 31
                                                                              1998                  1997
                                                                          ---------------------------------
                                                                                   (In Thousands)
ASSETS
Investments:
  Fixed maturity securities, at fair value (amortized cost-
    $27,425,605 in 1998 and $26,131,207 in 1997)                          $28,906,261           $27,386,715
  Equity securities, at fair value (cost - $193,368 in 1998
    and $19,208 in 1997)                                                      211,684                21,114
  Mortgage loans on real estate                                             1,557,268             1,659,921
  Policy loans                                                              1,170,686             1,093,694
  Investment real estate                                                      119,520               129,364
  Other long-term investments                                                  86,194                55,118
  Short-term investments                                                      222,949               100,061
                                                                          ---------------------------------
Total investments                                                          32,274,562            30,445,987

Cash                                                                          117,675                99,284
Investment in Parent Company (cost - $8,597 in 1998
  and 1997)                                                                    54,570                37,823
Indebtedness from affiliates                                                  161,096                96,519
Accrued investment income                                                     459,961               433,111
Accounts receivable                                                           196,596               208,209
Deferred policy acquisition costs                                           1,087,718               835,031
Property and equipment                                                         66,197                33,827
Other assets                                                                  206,318               132,659
Assets held in separate accounts                                           15,616,020            11,242,270
                                                                          ---------------------------------
Total assets                                                              $50,240,713           $43,564,720
                                                                          =================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                                  $29,353,022           $27,849,893
  Other policy claims and benefits payable                                     54,278                42,677
  Other policyholders' funds                                                  398,587               398,314
  Federal income taxes                                                        677,315               543,379
  Indebtedness to affiliates                                                   18,173                 4,712
  Other liabilities                                                           554,783               421,861
  Liabilities related to separate accounts                                 15,616,020            11,242,270
                                                                          ---------------------------------
Total liabilities                                                          46,672,178            40,503,106

Shareholder's equity:
  Common stock, $10 par value, 600,000 shares
    authorized, issued, and outstanding                                         6,000                 6,000
  Preferred stock, $100 par value, 8,500 shares authorized,
    issued, and outstanding                                                       850                   850
  Additional paid-in capital                                                1,368,089             1,184,743
  Accumulated other comprehensive income                                      679,107               427,526
  Retained earnings                                                         1,514,489             1,442,495
                                                                          ---------------------------------
Total shareholder's equity                                                  3,568,535             3,061,614
                                                                          ---------------------------------
Total liabilities and shareholder's equity                                $50,240,713           $43,564,720
                                                                          =================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                         YEAR ENDED DECEMBER 31
                                                          1998                 1997                1996
                                                   ----------------------------------------------------------
                                                                             (In Thousands)

Revenues:
  Premiums and other considerations                   $  470,238            $  428,721           $  382,923
  Net investment income                                2,316,933             2,198,623            2,095,072
  Net realized investment gains (losses)                 (33,785)               29,865               28,502
  Other                                                   69,602                53,370               41,968
                                                   ----------------------------------------------------------
Total revenues                                         2,822,988             2,710,579            2,548,465

Benefits and expenses:
  Benefits                                             1,788,417             1,757,504            1,689,011
  Operating costs and expenses                           467,067               379,012              347,369
  Interest expense                                            15                   782                  830
  Litigation settlement                                   97,096                     -                    -
                                                   ----------------------------------------------------------
Total benefits and expenses                            2,352,595             2,137,298            2,037,210
                                                   ----------------------------------------------------------
Income before income tax expense                         470,393               573,281              511,255

Income tax expense                                       153,719               198,724              176,660
                                                   ----------------------------------------------------------
Net income                                            $  316,674            $  374,557           $  334,595
                                                   ==========================================================


See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                         YEAR ENDED DECEMBER 31
                                                       1998                  1997                1996
                                                   --------------------------------------------------------
                                                                            (In Thousands)


Net income                                            $316,674             $374,557            $ 334,595
Other comprehensive income:
  Gross change in unrealized gains (losses)
    on securities (pretax: $341,000;
    $318,700; ($404,900))                              222,245              207,124             (263,181)
  Less: gains (losses) realized in net income          (29,336)              (1,251)              11,262
                                                   --------------------------------------------------------
  Change in net unrealized gains (losses) on
    securities (pretax: $387,000; $320,600;
    ($422,200)                                         251,581              208,375             (274,443)
                                                    -------------------------------------------------------
Comprehensive income                                  $568,255             $582,932            $  60,152
                                                   ========================================================


See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                         YEAR ENDED DECEMBER 31
                                                          1998                 1997                 1996
                                                   ----------------------------------------------------------
                                                                            (In Thousands)
Common stock:
  Balance at beginning of year                        $    6,000           $    6,000           $    6,000
  Change during year                                           -                    -                    -
                                                   ----------------------------------------------------------
Balance at end of year                                     6,000                6,000                6,000

Preferred stock:
  Balance at beginning of year                               850                  850                  850
  Change during year                                           -                    -                    -
                                                   ----------------------------------------------------------
Balance at end of year                                       850                  850                  850

Additional paid-in capital:
  Balance at beginning of year                         1,184,743              933,342              858,075
  Capital contribution from Parent
    Company                                              182,284              250,000               75,000
  Other changes during year                                1,062                1,401                  267
                                                   ----------------------------------------------------------
Balance at end of year                                 1,368,089            1,184,743              933,342

Accumulated other comprehensive income:
  Balance at beginning of year                           427,526              219,151              493,594
  Change in unrealized gains (losses) on
    securities                                           251,581              208,375             (274,443)
                                                   ----------------------------------------------------------
Balance at end of year                                   679,107              427,526              219,151

Retained earnings:
  Balance at beginning of year                         1,442,495            1,469,618            1,324,703
  Net income                                             316,674              374,557              334,595
  Dividends paid                                        (244,680)            (401,680)            (189,680)
                                                   ----------------------------------------------------------
Balance at end of year                                 1,514,489            1,442,495            1,469,618
                                                   ----------------------------------------------------------
Total shareholder's equity                            $3,568,535           $3,061,614           $2,628,961
                                                   ==========================================================


See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                         YEAR ENDED DECEMBER 31
                                                              1998                   1997                   1996
                                                     --------------------------------------------------------------------
                                                                            (In Thousands)

OPERATING ACTIVITIES
Net income                                                $    316,674           $    374,557           $    334,595
Adjustments to reconcile net income to net cash
  (used in) provided by operating activities:
    Change in accounts receivable                               11,613                (37,752)                 3,846
    Change in future policy benefits and other policy
      claims                                                  (866,428)            (1,143,736)              (543,193)
    Amortization of policy acquisition costs                   125,062                115,467                102,189
    Policy acquisition costs deferred                         (244,196)              (219,339)              (188,001)
    Change in other policyholders' funds                           273                 21,639                (69,126)
    Provision for deferred income tax expense                   15,872                 13,264                 12,388
    Depreciation                                                19,418                 16,893                 16,993
    Amortization                                               (26,775)               (28,276)               (30,758)
    Change in indebtedness to/from affiliates                  (51,116)                (8,695)                 4,432
    Change in amounts payable to brokers                          (894)                31,769                (25,260)
    Net (gain) loss on sale of investments                      37,016                (29,865)               (28,502)
    Other, net                                                  57,307                 30,409                 32,111
                                                     --------------------------------------------------------------------
Net cash used in operating activities                         (606,174)              (863,665)              (378,286)

INVESTING ACTIVITIES
Purchases of investments and loans made                    (28,231,615)           (29,638,861)           (27,245,453)
Sales or maturities of investments and receipts from
  repayment of loans                                        26,656,897             28,300,238             25,889,422
Sales and purchases of property, equipment, and
  software, net                                               (105,907)                (9,230)                (8,057)
                                                     --------------------------------------------------------------------
Net cash used in investing activities                       (1,680,625)            (1,347,853)            (1,364,088)

FINANCING ACTIVITIES
Policyholder account deposits                                4,688,831              4,187,191              3,593,380
Policyholder account withdrawals                            (2,322,307)            (1,759,660)            (1,746,987)
Dividends paid                                                (244,680)              (401,680)              (189,680)
Capital contribution from Parent                               182,284                250,000                 75,000
Other                                                            1,062                  1,401                    267
                                                     --------------------------------------------------------------------
Net cash provided by financing activities                    2,305,190              2,277,252              1,731,980
                                                     --------------------------------------------------------------------
Increase (decrease) in cash                                     18,391                 65,734                (10,394)
Cash at beginning of year                                       99,284                 33,550                 43,944
                                                     --------------------------------------------------------------------
Cash at end of year                                       $    117,675           $     99,284           $     33,550
                                                     ====================================================================

Interest paid amounted to approximately $420,000, $1,004,000, and $1,080,000 in 1998, 1997, and 1996, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 1998

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly owned subsidiary, American General Life Companies (AGLC), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its wholly owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1998.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                    1998               1997               1996
                                               ------------------------------------------------------
Net income:
  Statutory net income (1998 balance is
    unaudited)                                    $  259,903         $  327,813         $  284,070
  Deferred policy acquisition costs and cost
    of insurance purchased                           116,597            103,872             85,812
  Deferred income taxes                              (53,358)           (13,264)           (12,388)
  Adjustments to policy reserves                      52,445            (30,162)           (19,954)
  Goodwill amortization                               (2,033)            (2,067)            (2,169)
  Net realized gain on investments                    41,488             20,139             14,140
  Litigation settlement                              (63,112)                --                 --
  Other, net                                         (35,256)           (31,774)           (14,916)
                                              -------------------------------------------------------
GAAP net income                                   $  316,674         $  374,557         $  334,595
                                              =======================================================

Shareholders' equity:
  Statutory capital and surplus (1998 balance
    is unaudited)                                 $1,670,412         $1,636,327         $1,441,768
  Deferred policy acquisition costs                1,109,831            835,031          1,042,783
  Deferred income taxes                             (698,350)          (535,703)          (410,007)
  Adjustments to policy reserves                    (274,532)          (319,680)          (297,434)
  Acquisition-related goodwill                        54,754             51,424             55,626
  Asset valuation reserve ("AVR")                    310,564            255,975            291,205
  Interest maintenance reserve ("IMR")                27,323              9,596                 63
  Investment valuation differences                 1,487,658          1,272,339            643,289
  Surplus from separate accounts                    (174,447)          (150,928)          (106,026)
  Other, net                                          55,322              7,233            (32,306)
                                              -------------------------------------------------------
Total GAAP shareholders' equity                   $3,568,535         $3,061,614         $2,628,961
                                              =======================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1998, 1997, and 1996. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

During 1998, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. The Company held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income in 1998.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 1998, CIP of $22.1 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed by management for indicators of impairment in value. If facts and circumstances suggest that goodwill is impaired, other than temporarily, the Company assesses the fair value of the underlying assets and reduces goodwill accordingly.

1.9 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1998.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $63 million, $25 million, and $24 million during 1998, 1997, and 1996, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.10 REINSURANCE

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 2% of life insurance in force at December 31, 1998 and 1997.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.9 million in 1998.

1.12 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.12 INCOME TAXES (CONTINUED)

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

1.13 ACCOUNTING CHANGES

During 1998, the Company adopted Statement of Financial Accounting Standards
(SFAS) 130, Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. The Company elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact the Company's consolidated results of operations or financial position.

Effective December 31, 1998, the Company adopted SFAS 131, Disclosures about Segments of an Enterprise and Related Information, which changes the way companies report segment information. With the adoption of SFAS 131, the Company reports division earnings exclusive of goodwill amortization, net realized investment gains, and nonrecurring items. This methodology is consistent with the manner in which management reviews division results. Adoption of this statement did not impact the Company's consolidated results of operations or financial position.

In June 1998, the Financial Accounting Standards Board issued SFAS 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on the Company's consolidated results of operations or financial position.

                    American General Life Insurance Company

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                    1998                1997                1996
                                              ----------------------------------------------------------
                                                                 (In Thousands)
Investment income:
  Fixed maturities                               $2,101,730          $1,966,528          $1,846,549
  Equity securities                                   1,813               1,067               1,842
  Mortgage loans on real estate                     148,447             157,035             175,833
  Investment real estate                             23,139              22,157              22,752
  Policy loans                                       66,573              62,939              58,211
  Other long-term investments                         3,837               3,135               2,328
  Short-term investments                             15,492               8,626               9,280
  Investment income from affiliates                  10,536              11,094              11,502
                                              ----------------------------------------------------------
Gross investment income                           2,371,567           2,232,581           2,128,297
Investment expenses                                  54,634              33,958              33,225
                                              ----------------------------------------------------------
Net investment income                            $2,316,933          $2,198,623          $2,095,072
                                              ==========================================================

The carrying value of investments that produced no investment income during 1998 was less than 0.2% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                               1998                 1997                 1996
                                          --------------------------------------------------------
                                                                (In Thousands)
Fixed maturities:
  Gross gains                                $ 20,109             $ 42,966             $ 46,498
  Gross losses                                (62,657)             (34,456)             (47,293)
                                          --------------------------------------------------------
Total fixed maturities                        (42,548)               8,510                 (795)
Equity securities                                 645                1,971               18,304
Other investments                               8,118               19,384               10,993
                                          --------------------------------------------------------
Net realized investment gains (losses)
  before tax                                  (33,785)              29,865               28,502
Income tax expense (benefit)                  (11,826)              10,452                9,976
                                          --------------------------------------------------------
Net realized investment gains (losses)
  after tax                                  $(21,959)            $ 19,413             $ 18,526
                                          ========================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1998 and 1997 were as follows:

                                                                GROSS             GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED               FAIR
                                            COST                GAIN               LOSS                  VALUE
                                      ------------------------------------------------------------------------------
                                                                           (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
  Corporate securities:
    Investment-grade                     $18,800,553          $1,129,504            $(26,353)         $19,903,703
    Below investment-grade                 1,409,198              33,910             (45,789)           1,397,320
  Mortgage-backed securities*              6,359,242             294,331                (870)           6,652,703
  U.S. government obligations                417,822              69,321                (178)             486,965
  Foreign governments                        331,699              24,625              (2,437)             353,887
  State and political subdivisions            86,778               4,796                (187)              91,387
  Redeemable preferred stocks                 20,313                   -                 (17)              20,296
                                      ------------------------------------------------------------------------------
Total fixed maturity securities          $27,425,605          $1,556,487            $(75,831)         $28,906,261
                                      ==============================================================================

Equity securities                        $   193,368          $   19,426            $ (1,110)         $   211,684
                                      ==============================================================================

Investment in Parent Company             $     8,597          $   45,973            $      -          $    54,570
                                      ==============================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                                     GROSS               GROSS
                                               AMORTIZED          UNREALIZED           UNREALIZED             FAIR
                                                 COST                GAIN                 LOSS                VALUE
                                          ------------------------------------------------------------------------------
                                                                           (In Thousands)
DECEMBER 31, 1997
Fixed maturity securities:
  Corporate securities:
    Investment-grade                         $17,913,942          $  906,235            $(17,551)         $18,802,626
    Below investment-grade                       950,438              34,290              (4,032)             980,696
  Mortgage-backed securities*                  6,614,704             278,143              (4,260)           6,888,587
  U.S. government obligations                    289,406              46,529                 (74)             335,861
  Foreign governments                            318,212              18,076              (3,534)             332,754
  State and political subdivisions                44,505               1,686                  --               46,191
                                          ------------------------------------------------------------------------------
Total fixed maturity securities              $26,131,207          $1,284,959            $(29,451)         $27,386,715
                                          ==============================================================================
Equity securities                            $    19,208          $    2,145            $   (239)         $    21,114
                                          ==============================================================================
Investment in Parent Company                 $     8,597          $   29,226            $     --          $    37,823
                                          ==============================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                                              1998                 1997
                                                                    --------------------------------------------
                                                                                   (In Thousands)

Gross unrealized gains                                                        $1,621,886           $1,316,330
Gross unrealized losses                                                          (76,941)             (29,690)
DPAC and other fair value adjustments                                           (488,120)            (621,867)
Deferred federal income taxes                                                   (377,718)            (237,247)
                                                                    --------------------------------------------
Net unrealized gains on securities                                            $  679,107           $  427,526
                                                                    ============================================

The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                                     1998                                    1997
                                   -----------------------------------------------------------------------------
                                         AMORTIZED            MARKET             AMORTIZED            MARKET
                                           COST                VALUE               COST                VALUE
                                   -----------------------------------------------------------------------------
                                                (In Thousands)                          (In Thousands)
Fixed maturity securities,
  excluding mortgage-
  backed securities:
    Due in one year or less           $   531,496         $   536,264         $   205,719         $   207,364
    Due after one year
      through five years                5,550,665           5,812,581           5,008,933           5,216,174
    Due after five years
      through ten years                 9,229,980           9,747,761           9,163,681           9,604,447
    Due after ten years                 5,754,220           6,156,950           5,138,169           5,470,143
Mortgage-backed securities              6,359,244           6,652,705           6,614,705           6,888,587
                                   -----------------------------------------------------------------------------
Total fixed maturity securities       $27,425,605         $28,906,261         $26,131,207         $27,386,715
                                   =============================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $5.4 billion, $14.8 billion, and $16.2 billion during 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1998 and 1997:

                                                     OUTSTANDING           PERCENT OF              PERCENT
                                                        AMOUNT               TOTAL              NONPERFORMING
                                               ------------------------------------------------------------------
                                                    (In Millions)
DECEMBER 31, 1998
Geographic distribution:
  South Atlantic                                   $    429                 27.6%                    0.2%
  Pacific                                               320                 20.6                    10.4
  Mid-Atlantic                                          326                 20.9                     4.1
  East North Central                                    178                 11.4                       -
  Mountain                                               95                  6.1                       -
  West South Central                                    118                  7.5                       -
  East South Central                                     46                  3.0                       -
  West North Central                                     33                  2.1                       -
  New England                                            25                  1.6                       -
Allowance for losses                                    (13)                (0.8)                      -
                                               -------------------------------------
Total                                              $  1,557               100.00%                    3.1%
                                               =====================================

Property type:
  Office                                           $    593                 38.1%                    7.0%
  Retail                                                423                 27.1                     0.2
  Industrial                                            292                 18.8                       -
  Apartments                                            178                 11.4                     2.9
  Hotel/motel                                            38                  2.4                       -
  Other                                                  46                  3.0                       -
Allowance for losses                                    (13)                (0.8)                      -
                                               -------------------------------------
Total                                              $  1,557                  100%                    3.1%
                                               =====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                                  OUTSTANDING           PERCENT OF              PERCENT
                                                    AMOUNT                TOTAL              NONPERFORMING
                                              ------------------------------------------------------------------
                                                    (In Millions)
DECEMBER 31, 1997
Geographic distribution:
  South Atlantic                                  $  456                  27.5%                    1.8%
  Pacific                                            340                  20.5                    14.4
  Mid-Atlantic                                       288                  17.3                       -
  East North Central                                 186                  11.2                       -
  Mountain                                           151                   9.1                     2.7
  West South Central                                 132                   7.9                      .1
  East South Central                                  94                   5.7                       -
  West North Central                                  19                   1.1                       -
  New England                                         17                   1.1                       -
Allowance for losses                                 (23)                 (1.4)                      -
                                              -------------------------------------
Total                                             $1,660                 100.0%                    3.6%
                                              =====================================

Property type:
  Office                                          $  622                  37.5%                    4.6%
  Retail                                             463                  27.9                     3.0
  Industrial                                         324                  19.5                     1.8
  Apartments                                         223                  13.4                     6.1
  Hotel/motel                                         40                   2.4                       -
  Other                                               11                    .7                       -
Allowance for losses                                 (23)                 (1.4)                      -
                                              -------------------------------------
Total                                             $1,660                 100.0%                    3.6%
                                              =====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

Impaired mortgage loans on real estate and related interest income were as follows:

                                                                                    DECEMBER 31
                                                                             1998                 1997
                                                                    -----------------------------------------
                                                                                   (In Millions)
Impaired loans:
  With allowance*                                                            $  13                $  35
  Without allowance                                                              -                    -
                                                                    -----------------------------------------
Total impaired loans                                                         $  13                $  35
                                                                    =========================================

* Represents gross amounts before allowance for mortgage loan losses of $1.8 million and $10 million, respectively.

                                                             1998                 1997                 1996
                                                   ---------------------------------------------------------------
                                                                             (In Millions)

Average investment                                    $  24                $  48                $  72
Interest income earned                                $   -                $   3                $   6
Interest income - cash basis                          $   -                $   -                $   6

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                         DECEMBER 31, 1998                                   DECEMBER 31, 1997
                            --------------------------------------------------------------------------------------------------------
                                                                    CARRYING                                          CARRYING
                                   COST          FAIR VALUE          AMOUNT            COST          FAIR VALUE        AMOUNT
                            --------------------------------------------------------------------------------------------------------
                                             (In Thousands)                                      (In Thousands)
Fixed maturities:
 Bonds:
  United States government
   and government agencies
   and authorities             $   417,822       $   486,965      $   486,965      $   289,406       $   335,861      $   335,861
  States, municipalities,
   and political subdivisions       86,778            91,387           91,387           44,505            46,191           46,191
  Foreign governments              331,699           353,887          353,887          318,212           332,754          332,754
  Public utilities               1,777,172         1,895,326        1,895,326        1,848,546         1,952,724        1,952,724
  Mortgage-backed securities     6,359,242         6,652,703        6,652,703        6,614,704         6,888,587        6,888,587
  All other corporate bonds     18,432,579        19,405,697       19,405,697       17,015,834        17,830,598       17,830,598
 Redeemable preferred stocks        20,313            20,296           20,296                -                 -                -
                            --------------------------------------------------------------------------------------------------------
Total fixed maturities          27,425,605        28,906,261       28,906,261       26,131,207        27,386,715       27,386,715
Equity securities:
 Common stocks:
  Banks, trust, and insurance
   companies                             -                 -                -                -                 -                -
  Industrial, miscellaneous,
   and other                       176,321           211,684          211,684            5,604             5,785            5,785
  Nonredeemable preferred
    stocks                          17,047                 -                -           13,604            15,329           15,329
                            --------------------------------------------------------------------------------------------------------
Total equity securities            193,368           211,684          211,684           19,208            21,114           21,114
Mortgage loans on real
 estate*                         1,557,268                 -        1,557,268        1,659,921                 -        1,659,921
Investment real estate             119,520                 -          119,520          129,364                 -          129,364
Policy loans                     1,170,686                 -        1,170,686        1,093,694                 -        1,093,694
Other long-term investments         86,194                 -           86,194           55,118                 -           55,118
Short-term investments             222,949                 -          222,949          100,061                 -          100,061
                            --------------------------------------------------------------------------------------------------------
Total investments              $30,775,590       $         -      $32,274,562      $29,188,573       $         -      $30,445,987
                            ========================================================================================================


* Amount is net of allowance for losses of $13 million and $23 million at December 31, 1996 and 1997, respectively.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                    1998                  1997                  1996
                                               ----------------------------------------------------------
                                                                    (In Thousands)

Balance at January 1                              $  835,031           $1,042,783           $  605,501
  Capitalization                                     244,196              219,339              188,001
  Amortization                                      (125,062)            (115,467)            (102,189)
  Effect of unrealized gains (losses) on
    securities                                       133,553             (311,624)             351,470
                                               ----------------------------------------------------------
Balance at December 31                            $1,087,718           $  835,031           $1,042,783
                                               ==========================================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                                               DECEMBER 31
                                                                        1998                1997
                                                                  ------------------------------------
                                                                               (In Thousands)
Goodwill                                                               $ 54,754           $ 51,424
American General Corporation CBO (Collateralized Bond
  Obligation) 98-1 Ltd.                                                   9,740                  -
Cost of insurance purchased ("CIP")                                      22,113                  -
Other                                                                   119,711             81,235
                                                                  ------------------------------------
Total other assets                                                     $206,318           $132,659
                                                                  ====================================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 1998, was as follows:

                                                                                        1998
                                                                                 --------------------
                                                                                    (In Thousands)
Balance at January 1                                                                $       --
Acquisition of business                                                                 23,915
Accretion of interest at 5.88%                                                             733
Amortization                                                                            (2,535)
                                                                                 --------------------
Balance at December 31                                                              $   22,113
                                                                                 ====================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                  DECEMBER 31
                                                                          1998                  1997
                                                                    --------------------------------------
                                                                                  (In Thousands)

Current tax (receivable) payable                                       $  (21,035)            $    7,676
Deferred tax liabilities, applicable to:
  Net income                                                              320,632                298,456
  Net unrealized investment gains                                         377,718                237,247
                                                                    -----------------------------------------
Total deferred tax liabilities                                            698,350                535,703
                                                                    -----------------------------------------
Total current and deferred tax liabilities                             $  677,315             $  543,379
                                                                    =========================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                          1998                  1997
                                                                    ------------------------------------------
                                                                                (In Thousands)
Deferred tax liabilities applicable to:
  Deferred policy acquisition costs                                    $  307,025            $ 226,653
  Basis differential of investments                                       590,661              486,194
  Other                                                                   150,189              139,298
                                                                    ------------------------------------------
Total deferred tax liabilities                                          1,047,875              852,145

Deferred tax assets applicable to:
  Policy reserves                                                        (212,459)            (232,539)
  Other                                                                  (137,066)             (83,903)
                                                                    ------------------------------------------
Total deferred tax assets before valuation
  allowance                                                              (349,525)            (316,442)
Valuation allowance                                                             -                    -
                                                                    ------------------------------------------
Total deferred tax assets, net of valuation
  allowance                                                              (349,525)            (316,442)
                                                                    ------------------------------------------
Net deferred tax liabilities                                           $  698,350            $ 535,703
                                                                    ==========================================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations, is distributed as dividends, or unless the income tax deferred status of such amount is modified by future tax legislation. Such income, accumulated in policyholders' surplus accounts, totaled $87.1 million at December 31, 1998. At current corporate rates, the maximum amount of tax on such income is approximately $30.5 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense for the years were as follows:

                                                        1998                 1997                 1996
                                                   --------------------------------------------------------
                                                                        (In Thousands)
Current expense                                       $134,344             $185,460             $164,272
Deferred expense (benefit):
  Deferred policy acquisition cost                      33,230               27,644               21,628
  Policy reserves                                        2,189              (27,496)             (27,460)
  Basis differential of investments                     11,969                3,769                4,129
  Litigation settlement                                (33,983)                  --                   --
  Year 2000                                             (9,653)                  --                   --
  Other, net                                            15,623                9,347               14,091
                                                   --------------------------------------------------------
Total deferred expense                                  19,375               13,264               12,388
                                                   --------------------------------------------------------
Income tax expense                                    $153,719             $198,724             $176,660
                                                   ========================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                        1998                 1997                 1996
                                                   --------------------------------------------------------
                                                                       (In Thousands)
Income tax at statutory percentage of GAAP
  pretax income                                       $164,638             $200,649             $178,939
Tax-exempt investment income                           (11,278)              (9,493)              (9,347)
Goodwill                                                   712                  723                  759
Other                                                     (353)               6,845                6,309
                                                   --------------------------------------------------------
Income tax expense                                    $153,719             $198,724             $176,660
                                                   ========================================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $159 million, $168 million, and $182 million in 1998, 1997, and 1996, respectively.

5.4 TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1988. The IRS is currently examining tax returns for 1989 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                                 DECEMBER 31, 1998                   DECEMBER 31, 1997
                                     ------------------------------------------------------------------------
                                        PAR VALUE         BOOK VALUE         PAR VALUE          BOOK VALUE
                                     ------------------------------------------------------------------------
                                                                 (In Thousands)

American General Corporation,
  9-3/8%, due 2008                      $ 4,725           $  3,345            $ 4,725            $ 3,288
American General Corporation,
  Promissory notes, due 2004             14,679             14,679             17,125             17,125
American General Corporation,
  Restricted Subordinated
  Note, 13-1/2%, due 2002                29,435             29,435             31,494             31,494
                                     ------------------------------------------------------------------------
Total notes receivable from
  affiliates                             48,839             47,459             53,344             51,907
Accounts receivable from
  affiliates                                  -            113,637                  -             44,612
                                     ------------------------------------------------------------------------
Indebtedness from affiliates            $48,839           $161,096            $53,344            $96,519
                                     ========================================================================

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $46,921,000, $33,916,000, and $22,083,000 for such services in
1998, 1997, and 1996, respectively. Accounts payable for such services at December 31, 1998 and 1997 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies (AGLC). AGLC provides shared services, including technology and Year 2000-readiness, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $66,550,000, $6,455,000, and $1,255,000 for such services and rent in 1998,
1997, and 1996, respectively. Accounts receivable for rent and services at December 31, 1998 and 1997 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance, Inc., at carrying value plus accrued interest.

7. STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

                    American General Life Insurance Company

7. STOCK-BASED COMPENSATION (CONTINUED)

Under an alternative accounting method, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:

                                                         1998                1997                1996
                                                   -------------------------------------------------------
                                                                           (In Thousands)

Net income as reported                                $316,674            $374,557            $334,595
Net income pro forma                                  $315,078            $373,328            $334,029

The average fair values of the options granted during 1998, 1997, and 1996 were $15.38, $10.33, and $7.07, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                                       1998                 1997                 1996
                                                   -------------------------------------------------------

Dividend yield                                           2.5%                  3.0%                4.0%
Expected volatility                                     23.0%                 22.0%               22.3%
Risk-free interest rate                                 5.76%                  6.4%                6.2%
Expected life                                          6 YEARS              6 years             6 years

8. BENEFIT PLANS

8.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 56% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $52 million.

The components of pension expense and underlying assumptions were as follows:

                                                        1998                1997                 1996
                                                   --------------------------------------------------------
                                                                        (In Thousands)

Service cost (benefits earned)                        $ 3,693              $ 1,891              $ 1,826
Interest cost                                           6,289                2,929                2,660
Expected return on plan assets                         (9,322)              (5,469)              (5,027)
Amortization                                             (557)                 195                    4
                                                   --------------------------------------------------------
Pension (income) expense                              $   103              $  (454)             $  (537)
                                                   ========================================================

Discount rate on benefit obligation                     7.00%                7.25%                7.50%
Rate of increase in compensation levels                 4.25%                4.00%                4.00%
Expected long-term rate of return on plan
 assets                                                10.25%               10.00%               10.00%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                                         1998                 1997
                                                                    -----------------------------------
                                                                              (In Thousands)

Projected benefit obligation (PBO)                                     $ 96,554             $ 43,393
Plan assets at fair value                                               120,898               80,102
Plan assets at fair value in excess of PBO                               24,344               36,709
Other unrecognized items, net                                           (10,176)             (23,470)
                                                                    -----------------------------------
Prepaid pension expense                                                $ 14,168             $ 13,239
                                                                    ===================================

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The change in PBO was as follows:

                                                                        1998                 1997
                                                                    ---------------------------------
                                                                              (In Thousands)

PBO at January 1                                                       $43,393              $37,389
Service and interest costs                                               9,982                4,820
Benefits paid                                                           (1,954)                (673)
Actuarial loss                                                          17,089                1,810
Amendments, transfers, and acquisitions                                 28,044                   47
                                                                    ---------------------------------
PBO at December 31                                                     $96,554              $43,393
                                                                    =================================

The change in the fair value of plan assets was as follows:

                                                                         1998                 1997
                                                                    ----------------------------------
                                                                              (In Thousands)

Fair value of plan assets at January 1                                 $ 80,102              $65,158
Actual return on plan assets                                             12,269               14,990
Benefits paid                                                            (1,954)                (673)
Acquisitions and other                                                   30,481                  627
                                                                    ----------------------------------
Fair value of plan assets at December 31                               $120,898              $80,102
                                                                    ==================================

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, which retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 1998, 1997, and 1996 was $60,000, $601,000, and $844,000, respectively. The accrued liability for postretirement benefits was $19.2 million and $3.8 million at December 31, 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans.

9. DERIVATIVE FINANCIAL INSTRUMENTS

9.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk by utilizing interest rate and currency swap agreements, and options to enter into interest rate swap agreements (called swaptions). The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swap agreements are also used to convert a portion of floating-rate borrowings to a fixed rate and to hedge against the risk of rising interest rates on anticipated debt issuances.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates, and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheet if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security. The fair values of swap agreements hedging debt are not recognized in the consolidated balance sheet.

For swap agreements hedging anticipated investment purchases or debt issuances, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment or debt. If the underlying investment or debt is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                   1998                 1997
                                                               -----------------------------------
                                                                        (Dollars in Millions)
Interest rate swap agreements to pay fixed rate:
  Notional amount                                                 $   -                $  15
  Average receive rate                                                -                  6.74%
  Average pay rate                                                    -                  6.48%
Interest rate swap agreements to receive fixed rate:
  Notional amount                                                 $ 369                $ 144
  Average receive rate                                              6.06%                6.89%
  Average pay rate                                                  5.48%                6.37%
Currency swap agreements (receive U.S. dollars/pay
  Canadian dollars):
    Notional amount (in U.S. dollars)                             $ 124                $ 139
    Average exchange rate                                           1.50                 1.50

9.3 CALL SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.3 CALL SWAPTIONS (CONTINUED)

Swaptions at December 31 were as follows:

                                                                   1998                 1997
                                                               ----------------------------------
                                                                       (Dollars in Billions)
Call swaptions:
  Notional amount                                                 $1.76                $1.35
  Average strike rate                                              3.97%                4.81%

Put swaptions:
  Notional amount                                                 $1.05                $   -
  Average strike rate                                              8.33%                   -

9.4 CREDIT AND MARKET RISK

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                     1998                                    1997
                                  --------------------------------------------------------------------------------
                                      FAIR              CARRYING              FAIR              CARRYING
                                      VALUE              AMOUNT               VALUE              AMOUNT
                                  --------------------------------------------------------------------------------
                                           (In Millions)                           (In Millions)
Assets:
  Fixed maturity and equity
    securities *                     $29,118             $29,118             $27,408             $27,408
  Mortgage loans on real
    estate                           $ 1,608             $ 1,557             $ 1,702             $ 1,660
  Policy loans                       $ 1,252             $ 1,171             $ 1,127             $ 1,094
  Investment in parent
    company                          $    55             $    55             $    38             $    38
  Indebtedness from
    affiliates                       $   161             $   161             $    97             $    97
Liabilities:
  Insurance investment
    contracts                        $25,852             $25,675             $24,011             $24,497

* Includes derivative financial instruments with negative fair values of $1.0 million and $4.2 million and positive fair values of $24.3 million and $7.2 million at December 31, 1998 and 1997, respectively.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11. DIVIDENDS PAID

American General Life Insurance Company paid $244 million, $401 million, and $189 million in dividends on common stock to AGC Life Insurance Company in 1998, 1997, and 1996, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 1998, 1997, and 1996.

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1998, approximately $3.3 billion of consolidated shareholder's equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits. The settlements are not final until approved by the courts and any appeals are resolved. If court approvals are obtained and appeals are not taken, it is expected the settlements will be final in third quarter 1999.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. The assignment of the liabilities was not a novation, and accordingly, the Company retains a contingent liability related to the litigation. The litigation liabilities were reduced by payments of $2.7 million, and the remaining balance of $94.4 million was included in other liabilities on the Company's balance sheet at December 31, 1998.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1998 and 1997, the Company has accrued $6.0 million and $7.6 million, respectively, for guaranty fund assessments, net of $3.7 million and $4.3 million, respectively, of premium tax deductions. The Company has recorded receivables of $6.2 million and $9.7 million at December 31, 1998 and 1997, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $3.6 million, $2.1 million, and $6.0 million in 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

13. REINSURANCE

Reinsurance transactions for the years ended December 31, 1998, 1997, and 1996 were as follows:


                                                    CEDED TO            ASSUMED                        PERCENTAGE OF
                                     GROSS           OTHER             FROM OTHER                          AMOUNT
                                     AMOUNT         COMPANIES          COMPANIES       NET AMOUNT      ASSUMED TO NET
                               ----------------------------------------------------------------------------------------
                                                           (In Thousands)
DECEMBER 31, 1998
Life insurance in force           $46,057,031     $13,288,183         $629,791         $33,398,639             1.89%
                               ====================================================================
Premiums:
  Life insurance and annuities    $    90,298     $    42,235         $    117         $    48,180             0.24%
  Accident and health insurance         1,134              87                -               1,047             0.00%
                               --------------------------------------------------------------------
Total premiums                    $    91,432     $    42,322         $    117         $    49,227             0.24%
                               ====================================================================
DECEMBER 31, 1997
Life insurance in force           $45,963,710     $10,926,255         $  4,997         $35,042,452             0.01%
                               ====================================================================
Premiums:
  Life insurance and annuities    $   100,357     $    37,294         $     75         $    63,138             0.12%
  Accident and health insurance         1,208             172                -               1,036             0.00%
                               --------------------------------------------------------------------
Total premiums                    $   101,565     $    37,466         $     75         $    64,174             0.12%
                               ====================================================================
DECEMBER 31, 1996
Life insurance in force           $44,535,841     $ 8,625,465         $  5,081         $35,915,457             0.01%
                               ====================================================================
Premiums:
  Life insurance and annuities    $   104,225     $    34,451         $     36         $    69,810             0.05%
  Accident and health insurance         1,426              64                -               1,362             0.00%
                               --------------------------------------------------------------------
Total premiums                    $   105,651     $    34,515         $     36         $    71,172             0.05%
                               ====================================================================

Reinsurance recoverable on paid losses was approximately $7.7 million, $2.3 million, and $6.9 million at December 31, 1998, 1997, and 1996, respectively. Reinsurance recoverable on unpaid losses was approximately $2.5 million, $3.2 million, and $4.3 million at December 31, 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED)

INTERNAL SYSTEMS

The Company's ultimate parent, American General Corporation, ("AGC") has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including the Company, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and
(5) return the systems to operations. As of December 31, 1998, substantially all of the Company's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

THIRD PARTY RELATIONSHIPS

The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide, or receive resources and services to (or from) the Company and include organizations with which the Company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors, customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over Year 2000 readiness. The Company has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed more approximately 700 critical third party dependencies, including those related to the Company. A more detailed evaluation will be completed during the first quarter 1999 as part of the Company's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, the Company's testing activities will extend through 1999.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED) (CONTINUED)

CONTINGENCY PLANS

The Company has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000 related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable actions plans. The Company is currently developing action plans and expects to substantially complete all contingency planning activities by April 30, 1999.

RISKS AND UNCERTAINTIES

Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency action, the Company believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If conversion of the Company's internal systems is not completed on a timely basis (due to non-performance by significant third party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing the Company's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the Company's operation following the turn of the century.

COSTS

Through December 31, 1998, the Company has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies.

                    American General Life Insurance Company

15. DIVISION OPERATIONS

15.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:


                             REVENUES                     INCOME BEFORE TAXES                        EARNINGS
                 ------------------------------------------------------------------------------------------------------------
                      1998        1997        1996        1998        1997        1996        1998        1997        1996
                 ------------------------------------------------------------------------------------------------------------
                                                              (In Millions)

Retirement Services   $1,987      $1,859      $1,745     $ 469       $398        $343        $315        $261        $226
Life Insurance           870         822         774       162        147         141         107          97          92
                 ------------------------------------------------------------------------------------------------------------
Total divisions        2,857       2,681       2,519       631        545         484         422         358         318
Goodwill
  amortization             -           -           -        (2)        (2)         (2)         (2)         (2)         (2)
RG (L)                   (34)         30          29       (34)        30          29         (22)         19          19
Nonrecurring items         -           -           -      (125)(a)      -           -         (81)(a)       -           -
                 ------------------------------------------------------------------------------------------------------------
Total consolidated    $2,823      $2,711      $2,548     $ 470       $573        $511        $317        $375        $335
                 ============================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

                    American General Life Insurance Company

15. DIVISION OPERATIONS (CONTINUED)

15.2 DIVISION RESULTS (CONTINUED)

Division balance sheet information was as follows:

                                                  ASSETS                             LIABILITIES
                                        -------------------------------------------------------------------
                                                                   DECEMBER 31
                                        -------------------------------------------------------------------
IN MILLIONS                                  1998             1997              1998              1997
                                        -------------------------------------------------------------------

Retirement Services                        $41,347           $35,195           $38,841           $33,136
Life Insurance                               8,894             8,370             7,831             7,367
                                        -------------------------------------------------------------------
Total consolidated                         $50,241           $43,565           $46,672           $40,503
                                        ===================================================================

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (a) Financial Statements

          PART A: None

          PART B:

          (1) Financial Statements of American General Life Insurance Company Separate Account A ("Separate Account A")

              Report of Ernst & Young LLP, independent auditors

              Statement of Net Assets as of December 31, 1998

              Statement of Operations for the year ended December 31, 1998

              Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997

              Notes to Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company ("AGL") and Subsidiaries

              Report of Ernst & Young LLP, independent auditors

              Consolidated Balance Sheets as of December 31, 1998 and 1997

              Consolidated Statements of Income for the years ended December 31, 1998, 1997, and 1996.

              Consolidated Statements of Comprehensive Income for the years ended December 31, 1998, 1997 and 1996.

              Consolidated Statements of Shareholders' Equity for the years ended December 31, 1998, 1997, and 1996.

              Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997, and 1996.

              Notes to Consolidated Financial Statements

          PART C:  None

 (b) Exhibits

          (1)(a) California-Western States Life Insurance Company ("Cal-Western") Board of Directors resolution authorizing the reorganization of Cal-Western Separate Account A dated August 15, 1988./1/

          (b) Cal-Western Board of Directors final resolution authorizing the reorganization of Cal-Western Separate Account A, dated February 6, 1989./1/

          (c) Cal-Western Board of Directors resolution authorizing, among other things, the merger of Cal-Western and American General Life Insurance Company ("AGL") into American General Life Insurance Company of Delaware ("AGD") and the redomestication of AGD in Texas and renaming of AGD as American General Life Insurance Company./1/

          (d) American General Life Insurance Company of Delaware Board of Directors resolution providing, among other things, for registered Separate Accounts' Standards of Conduct, incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement of American General Life Insurance Company of Delaware Separate Account D (File No. 33-43390), filed on December 31, 1991./1/

          (2)       Not Applicable.

          (3) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998./4/

          (4)(a)(i) Form of Individual Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079)./1/

          (ii) Form of Rider to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273)./1/

          (iii) Form of Amendment to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273)./1/

          (b)(i) Form of Individual Variable Annuity Contract (Form No. 8380-4-0571)./1/

          (ii) Form of Amendment to Individual Variable Annuity Contract (Form No. 8380, Ed. 4)./1/

          (c)(i)    Form of Group Variable Annuity Contract (Form
                    No. 8515 Ed.2)./1/

          (ii) Form of Amendment to Group Variable Annuity Contract (Form No. 8815 Ed. 2)./1/

          (d) Form of Assumption Certificate to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273), to Individual Variable Annuity Contract (Form No. 8380, Ed. 4), and to Group Variable Annuity Contract (Form No. 8515
                    Ed. 2)./1/

          (5) Form of Application for use with Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079)./1/

          (6)(a) Amended and Restated Articles of Incorporation of AGL, incorporated by reference to Exhibit 6(a) to initial filing on Form N-4 Registration Statement (File No. 33-43390), filed on October 16, 1991.

          (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 33-43390) filed on April 30, 1992.

          (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995./2/

          (7)       Not Applicable.

          (8)(a)    Agreement and Plan of Merger./1/

             (b) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies./3/

          (9)(a) Opinion and Consent of counsel as to legality of securities in Separate Account A./1/

             (b) Opinion and consent of counsel as to legality of securities in Separate Account A./1/

             (c) Opinion and Consent of counsel as to the legality of securities to be issued by American General Life Insurance Company Separate Account A, previously filed as Exhibit 9(c) to Post-Effective Amendment No. 18 to Form N-4 Registration Statement of American General Life Insurance Company Separate Account A (File No. 33-44745), filed on April 30, 1992.

          (10)      Consent of Independent Auditors. (Filed herewith)

          (11)      Not Applicable.

          (12)      None.

          (13)      Not Applicable.

          (14)      Not Applicable.


----------------
/1/ Previously filed in Post-Effective Amendment No. 4 to this Registration
    Statement (File No. 33-44745) filed on April 28, 1995.

/2/ Incorporated by reference to Pre-Effective Amendment No. 3 to the Form S-6
    Registration Statement of AGL's Separate Account VL-R (File No. 333-53909) filed on August 19, 1998.

/3/ Previously filed in Post-Effective Amendment No. 23 to this Registration
    Statement (File No. 33-44745) filed on April 24, 1998.

/4/ Incorporated by reference to the  filing of AGL's Form N-4 Registration
    Statement (File No 333-70667)   filed on January 15, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

                                      Positions and Offices
          Name and Principal          with the
          Business Address            Depositor
          -------------------         ---------

          David A. Fravel             Director and
          2929 Allen Parkway          Executive Vice President
          Houston, Texas   77019

          Robert F. Herbert, Jr.      Director and
          2727-A Allen Parkway        Senior Vice President,
          Houston, TX   77019         Treasurer and Controller

          Royce G. Imhoff, II         Director and Senior
          2727-A Allen Parkway        Vice President and
          Houston, TX   77019         Chief Marketing Officer

          John V. LaGrasse            Director, and
          2929 Allen Parkway          Executive Vice President-
          Houston, TX   77019         Chief Systems Officer

          Rodney O. Martin, Jr.       Director, and
          2929 Allen Parkway          Chairman
          Houston, TX    77019

          Jon P. Newton               Director and
          2929 Allen Parkway          Vice Chairman
          Houston, TX   77019

          Philip K. Polkinghorn       Director,
          2929 Allen Parkway          Executive Vice President
          Houston, Texas   77019      and Chief Financial Officer

          Gary D. Reddick             Director and
          2929 Allen Parkway          Executive Vice President
          Houston, TX  77019

          Ronald H. Ridlehuber        Director, President and
          2727-A Allen Parkway        Chief Executive Officer
          Houston, TX  77019

          Wayne A. Barnard            Senior Vice President
          2727-A Allen Parkway        and Chief Actuary
          Houston, TX  77019

          F. Paul Kovach, Jr.         Senior Vice President-
          2727 Allen Parkway          Broker Dealers and FIMG
          Houston, TX  77019

          Simon J. Leech              Senior Vice President-
          2727-A Allen Parkway        Houston Service Center
          Houston, TX  77019

          Don M. Ward  Senior         Vice President-
          2727 Allen Parkway          Variable Products-Marketing
          Houston, TX  77019

          Farideh Farrokhi            Vice President & Assistant Controller-
          2727-A Allen Parkway        Financial Reporting and
          Houston, TX  77019          Fund Accounting

          Rosalia S. Nolan            Vice President-
          2727-A Allen Parkway        Policy Administration
          Houston, TX  77019

          Larry M. Robinson           Vice President-
          2727-A Allen Parkway        Variable Products-Marketing
          Houston, TX  77019

          Pauletta P. Cohn            Secretary
          2727 Allen Parkway
          Houston, TX  77019

          Joyce R. Bilski             Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Timothy M. Donovan          Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Karen Harper                Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Laura Milazzo               Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Patricia L. Myles           Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Linda Price                 Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of February 28, 1999. All subsidiaries listed are corporation, unless otherwise indicated. Subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                 Jurisdiction of
                           Name                                   Incorporation

AGC Life Insurance Company                                          Missouri
  American General Life and Accident Insurance Company/6/           Tennessee
    Stylistic Distribution Corporation                              Delaware
    Millennium Distribution Corporation                             Delaware
    New Age Distribution Corporation                                Delaware
    Good-To-Great Distribution Corporation                          Delaware
    Next Generation Distribution Corporation.                       Delaware
    New Technology Distribution Corporation                         Delaware
    Life Application Distribution Corporation                       Delaware
    American General Exchange, Inc.                                 Tennessee
    Independent Fire Insurance Company                              Florida
      American General Property Insurance Company of Florida        Florida
  American General Life Insurance Company/7/                        Texas
    American General Annuity Service Corporation                    Texas
    American General Life Companies                                 Delaware
    American General Life Insurance Company of New York             New York
      The Winchester Agency Ltd.                                    New York
    The Variable Annuity Life Insurance Company                     Texas
      PESCO Plus, Inc./15/                                          Delaware
      American General Gateway Services, L.L.C./16/                 Delaware
      The Variable Annuity Marketing Company                        Texas
      VALIC Investment Services Company                             Texas
      VALIC Retirement Services Company                             Texas
      VALIC Trust Company                                           Texas
  American General Property Insurance Company                       Tennessee
  The Franklin Life Insurance Company                               Illinois
    The American Franklin Life Insurance Company                    Illinois
    Franklin Financial Services Corporation                         Delaware
  HBC Development Corporation                                       Virginia
  Templeton American General Life of Bermuda, Ltd/14/               Bermuda
  Western National Corporation                                      Delaware
    WNL Holding Corp                                                Delaware
      American General Annuity Insurance Company/8/                 Texas
      American General Assignment Corporation                       Delaware
    AGA Investment Advisory Services, Inc                           Delaware
  Independent Advantage Financial and Insurance Services, Inc.      California
    American General Financial Institution Group, Inc.              Delaware
    WNL Insurance Services, Inc.                                    Delaware
  American General Corporation*                                     Delaware
  American General Delaware Management Corporation/1/               Delaware

American General Finance, Inc.                                    Indiana
    HSA Residential Mortgage Services of Texas, Inc.              Delaware
    AGF Investment Corp.                                          Indiana
    American General Auto Finance, Inc.                           Delaware
    American General Finance Corporation/9/                       Indiana
      American General Finance Group, Inc.                        Delaware
        American General Financial Services, Inc./10/             Delaware
          The National Life and Accident Insurance Company        Texas
        Merit Life Insurance Co.                                  Indiana
        Yosemite Insurance Company                                Indiana
    American General Finance, Inc.                                Alabama
    American General Financial Center                             Utah
    American General Financial Center, Inc.*                      Indiana
    American General Financial Center Incorporated*               Indiana
    American General Financial Center Thrift Company*             California
    Thrift, Incorporated*                                         Indiana
American General Investment Advisory Services, Inc.*              Texas
American General Investment Holding Corporation/11/               Delaware
American General Investment Management Corporation/11/            Delaware
American General Realty Advisors, Inc.                            Delaware
American General Realty Investment Corporation                    Texas
    AGLL Corporation/12/                                          Delaware
    American General Land Holding Company                         Delaware
      AG Land Associates, LLC/12/                                 California
    GDI Holding, Inc.*/13/                                        California
    Pebble Creek Service Corporation                              Florida
    SR/HP/CM Corporation                                          Texas
Green Hills Corporation                                           Delaware
Knickerbocker Corporation                                         Texas
    American Athletic Club, Inc.                                  Texas
Pavilions Corporation                                             Delaware
USLIFE Corporation                                                Delaware
    All American Life Insurance Company                           Illinois
    American General Assurance Company                            Illinois
      American General Indemnity Company                          Nebraska
      USLIFE Credit Life Insurance Company of Arizona             Arizona
    American General Life Insurance Company of Pennsylvania       Pennsylvania
    I.C. Cal*                                                     California
    The Old Line Life Insurance Company of America                Wisconsin
    The United States Life Insurance Company in the
          City of New York                                        New York
    USLIFE Agency Services, Inc.                                  Illinois
      USMRP, Ltd.                                                 Turks & Caicos
    USLIFE Financial Institution Marketing Group, Inc.            California
    USLIFE Insurance Services Corporation                         Texas
    USLIFE Realty Corporation                                     Texas

    USLIFE Real Estate Services Corporation                       Texas
  USLIFE Systems Corporation                                      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                     NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC.

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

/4/ On July 10, 1997 the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial S.A. de C.V., an new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-services NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

       American General Insurance Agency, Inc. (Missouri)
       American General Insurance Agency of Hawaii, Inc.  (Hawaii)
       American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

       American General Insurance Agency of Ohio, Inc.  (Ohio)
       American General Insurance Agency of Texas, Inc.  (Texas)
       American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ AGA Series Trust is a Massachusetts business trust, all of the shares of which are held in the separate account of AGA for the benefit of AGA variable annuity policyholders.

/9/ American General Finance Corporation is the parent of an additional 48 wholly-owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, including those noted in footnote 10 below.

/10/ American General Financial Services, Inc. is the parent of an additional 7 wholly-owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/11/ American General Investment Management, L.P. is jointly owned by AGIHC and
     AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/12/ AG Land Associates, LLC is jointly owned by AGLH and AGLL.  AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/13/ AGRI owns only a 75% interest in GDI Holding, Inc.

/14/ AGCL owns 50% of the common stock of TAG Life.  Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/15/ VALIC holds 900 (90%) of the outstanding common shares of PESCO Plus, Inc.
     The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 100 (10%) of the outstanding common shares.

/16/ VALIC holds (90%) of the outstanding common shares.  Gateway Investment
     Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                    State/Jur.
  Abb.                      Company                                 of Domicile


AAL       All American Life Insurance Company.........................   IL
AAth      American Athletic Club, Inc.................................   TX
AFLI      The American Franklin Life Insurance Company................   IL
AGA       American General Annuity Insurance Company..................   TX
AGAC      American General Assurance Company..........................   IL
AGAS      American General Annuity Service Corporation................   TX
AGBS      AGA Brokerage Services, Inc.................................   DE
AGC       American General Corporation................................   TX
AGCL      AGC Life Insurance Company..................................   MO
AGDMC     American General Delaware Management Corporation............   DE
AGF       American General Finance, Inc...............................   IN
AGFC      American General Finance Corporation........................   IN
AGFCI     American General Financial Center, Incorporated.............   IN
AGFCT     American General Financial Center Thrift Company............   CA
AGFG      American General Finance Group, Inc.........................   DE
AGF Inv   AGF Investment Corp.........................................   IN
AGFn      American General Financial Center...........................   UT
AGFnC     American General Financial Center, Inc......................   IN
AGFS      American General Financial Services, Inc....................   DE
AGGS      American General Gateway Services, L.L.C....................   DE
AGIA      American General Insurance Agency, Inc......................   MO
AGIAH     American General Insurance Agency of Hawaii, Inc............   HI
AGIAM     American General Insurance Agency of
            Massachusetts, Inc........................................   MA
AGIAO     American General Insurance Agency of Ohio, Inc..............   OH
AGIAOK    American General Insurance Agency of Oklahoma, Inc..........   OK
AGIAS     AGA Investment Advisory Services, Inc.......................   DE
AGIAT     American General Insurance Agency of Texas, Inc.............   TX
AGIHC     American General Investment Holding Corporation.............   DE
AGIM      American General Investment Management, L.P.................   DE
AGIMC     American General Investment Management Corporation..........   DE
AGIND     American General Indemnity Company..........................   NE
AGFIG     American General Financial Institution Group, Inc...........   DE
AGL       American General Life Insurance Company.....................   TX
AGLC      American General Life Companies ............................   DE
AGLA      American General Life and Accident Insurance Company........   TN
AGLH      American General Land Holding Company.......................   DE
AGLL      AGLL Corporation............................................   DE
AGNY      American General Life Insurance Company of New York.........   NY
AGPA      American General Life Insurance Company of Pennsylvania.....   PA
AGPIC     American General Property Insurance Company.................   TN
AGRA      American General Realty Advisors, Inc.......................   DE
AGRI      American General Realty Investment Corporation..............   TX
AGSI      American General Securities Incorporated....................   TX
AGX       American General Exchange, Inc..............................   TN

ASGN      American General Assignment Corporation.....................   TX
FFSC      Franklin Financial Services Corporation.....................   DE
FL        The Franklin Life Insurance Company.........................   IL
GHC       Green Hills Corporation.....................................   DE
GGDC      Good-To-Great Distribution Corporation......................   DE
HBDC      HBC Development Corporation.................................   VA
RMST      HSA Residential Mortgage Services of Texas, Inc.............   DE
IAFIS     Independent Advantage Financial and Insurance Services, Inc.   CA
IFIC      Independent Fire Insurance Company..........................   FL
KC        Knickerbocker Corporation...................................   TX
LADC      Life Application Distribution Corporation...................   DE
ML        Merit Life Insurance Co.....................................   IN
MDC       Millennium Distribution Corporation.........................   DE
NLA       The National Life and Accident Insurance Company............   TX
NADC      New Age Distribution Corporation............................   DE
NTDC      New Technology Distribution Corporation.....................   DE
NGDC      Next Generation Distribution Corporation....................   DE
OLL       The Old Line Life Insurance Company of America..............   WI
PAV       Pavilions Corporation.......................................   DE
PCSC      Pebble Creek Service Corporation............................   FL
PPI       PESCO Plus, Inc.............................................   DE
PIFLA     American General Property Insurance Company of Florida......   FL
SRHP      SR/HP/CM Corporation........................................   TX
SDC       Stylistic Distribution Corporation..........................   DE
TAG Life  Templeton American General Life of Bermuda, Ltd.............   BA
TI        Thrift, Incorporated........................................   IN
UAS       USLIFE Agency Services, Inc.................................   IL
UC        USLIFE Corporation..........................................   DE
UCLA      USLIFE Credit Life Insurance Company of Arizona.............   AZ
UFI       USLIFE Financial Institution Marketing Group, Inc...........   CA
UIS       USLIFE Insurance Services Corporation.......................   TX
URC       USLIFE Realty Corporation...................................   TX
USC       USLIFE Systems Corporation..................................   DE
USMRP     USMRP, Ltd..................................................   T&C
USL       The United States Life Insurance Company in the City of
            New York..................................................   NY
VALIC     The Variable Annuity Life Insurance Company.................   TX
VAMCO     The Variable Annuity Marketing Company......................   TX
VISCO     VALIC Investment Services Company...........................   TX
VRSCO     VALIC Retirement Services Company...........................   TX
VTC       VALIC Trust Company.........................................   TX
WA        The Winchester Agency Ltd...................................   NY
WIS       WNL Insurance Services, Inc.................................   DE
WNC       Western National Corporation................................   DE
WNLH      WNL Holding Corp............................................   DE
YIC       Yosemite Insurance Company..................................   IN

ITEM 27.  NUMBER OF CONTRACT OWNERS

The total number of Contract Owners as of March 19, 1999 was 3,355. The Group Variable Retirement Annuity Contract, which accounts for 21 of the total number of Contracts, is no long offered for sale.

ITEM 28.  INDEMNIFICATION

AGL's By-Laws, as amended, include provisions concerning the indemnification of its officers and directors, and certain other persons. These provisions are described below:

Article VII, section 1, of AGL's By-Laws provides, in part, that AGL shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of AGL) by reason of the fact that such person is or was serving at the request of AGL, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interests of AGL and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2 and section 3, provide that AGL shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of AGL to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of AGL, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of AGL, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1:
(a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to AGL, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by AGL only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by AGL or the indemnified agent or the attorney or other per-sons rendering services in connection with the defense, whether or not such application by the attorney, or indemnified person is opposed by AGL.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of AGL, or is or was serving at the request of AGL as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of AGL or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, office or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Distribution Agreement between AGL and AGSI, AGL agrees to indemnify AGSI against damages arising out of material misstatements or omissions in the registration statement of the related prospectus, and AGSI agrees to indemnify AGL against damages arising out of any act of any employee of AGSI.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VL-R, and American General Life Insurance Company of New York Separate Account E.

     (b) The directors and principal officers of the principal underwriter are:

                                           Position and Offices
                                           with Underwriter,
            Name and Principal             American General
            Business Address               Securities Incorporated
            -----------------              -----------------------

            F. Paul Kovach, Jr.            Director and Chairman,
            American General Securities    President and Chief Executive Officer
            Incorporated
            2727 Allen Parkway
            Houston, TX 77019

            Royce G. Imhoff, II       Director
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            Rodney O. Martin, Jr.     Director and Vice Chairman
            American General Life
              Companies
            2929 Allen Parkway
            Houston, TX 77019

            John A. Kalbaugh          Vice President - Chief Marketing
            American General Life     Officer
              Companies
            2727 Allen Parkway
            Houston, TX 77019

            Robert M. Roth            Vice President -
            American General          Securities Administration and Compliance,
              Incorporated            Treasurer and Secretary
            2727 Allen Parkway
            Houston, TX  77019

            Pauletta P. Cohn          Assistant Secretary
            American General Life
              Companies
            2727 Allen Parkway
            Houston, TX  77019

            Robert F. Herbert         Assistant Treasurer
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            K. David Nunley           Assistant Associate Tax Officer
            2727-A Allen Parkway
            Houston, TX 77019

     (c) American General Securities Incorporated is the principal underwriter for Separate Account A. The licensed agents who sell the Individual Variable Retirement Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account A or to Contract Owners, Participants, Annuitants or Beneficiaries, as those terms are defined in the

         Individual Variable Retirement Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies, on behalf of AGL, at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.

ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes: (A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; (B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement; (C) to deliver any Statement and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with provisions of paragraphs (1) - (4) of that letter as follows:

Registrant will:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the prospectus, used in connection with the offer of the Contracts;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts;

(3) Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(211) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his Contract value.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this amended Registration Statement, which amendment or amendments may make such changes and additions to this amended Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 6th day of April, 1999.


                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT A
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)


                         BY:  ROBERT F. HERBERT, JR.
                              ----------------------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                Controller
[SEAL]

ATTEST: BY  PAULETTA P. COHN
            -----------------------------
            Pauletta P. Cohn
            Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.


      Signature                     Title                         Date
      ---------                     -----                         ----


RONALD H. RIDLEHUBER     Principal Executive Officer and       April 6, 1999
-----------------------  Director
Ronald H. Ridlehuber


PHILIP K. POLKINGHORN    Principal Financial Officer and       April 6, 1999
-----------------------  Director
Philip K. Polkinghorn


ROBERT F. HERBERT, JR.   Principal Accounting Officer and      April 6, 1999
-----------------------  Director
Robert F. Herbert, Jr.


DAVID A. FRAVEL          Director                              April 6, 1999
-----------------------
David A. Fravel


ROYCE G. IMHOFF, II      Director                              April 6, 1999
-----------------------
Royce G. Imhoff, II


JOHN V. LAGRASSE         Director                              April 6, 1999
-----------------------
John V. LaGrasse


RODNEY O. MARTIN, JR.    Director                              April 6, 1999
-----------------------
Rodney O. Martin, Jr.


                         Director
-----------------------
Jon P. Newton


GARY D. REDDICK          Director                              April 6, 1999
-----------------------
Gary D. Reddick

                                 EXHIBIT INDEX

        (1)(a) California-Western States Life Insurance Company ("Cal-Western") Board of Directors resolution authorizing the reorganization of Cal-Western Separate Account A dated August 15, 1988./1/

         (b) Cal-Western Board of Directors final resolution authorizing the reorganization of Cal-Western Separate Account A, dated February 6, 1989./1/

         (c) Cal-Western Board of Directors resolution authorizing, among other things, the merger of Cal-Western and American General Life Insurance Company ("AGL") into American General Life Insurance Company of Delaware ("AGD") and the redomestication of AGD in Texas and renaming of AGD as American General Life Insurance Company./1/

         (d) American General Life Insurance Company of Delaware Board of Directors resolution providing, among other things, for registered Separate Accounts' Standards of Conduct, incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement of American General Life Insurance Company of Delaware Separate Account D (File No. 33-43390), filed on December 31, 1991./1/

        (2)       Not Applicable.

        (3) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998./4/

        (4)(a)(i) Form of Individual Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079)./1/

            (ii) Form of Rider to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273)./1/

            (iii) Form of Amendment to Individual Variable and Fixed Retirement
                  Annuity Contract (Form No. 101541273)./1/

           (b)(i) Form of Individual Variable Annuity Contract (Form No. 8380-4-0571)./1/

              (ii) Form of Amendment to Individual Variable Annuity Contract
                   (Form No. 8380, Ed. 4)./1/

            (c)(i) Form of Group Variable Annuity Contract (Form No. 8515
                   Ed.2)./1/

              (ii) Form of Amendment to Group Variable Annuity Contract (Form
                   No. 8815 Ed. 2)./1/

           (d) Form of Assumption Certificate to Individual Variable and Fixed Retirement Annuity Contract (Form No. 101541273), to Individual Variable Annuity Contract (Form No. 8380, Ed. 4), and to Group Variable Annuity Contract (Form No. 8515
                   Ed. 2)./1/

        (5) Form of Application for use with Variable and Fixed Retirement Annuity Contract (Form No. 10154-2-1079)./1/

        (6)(a) Amended and Restated Articles of Incorporation of AGL, incorporated by reference to Exhibit 6(a) to initial filing on Form N-4 Registration Statement (File No. 33-43390), filed on October 16, 1991.

        (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 33-43390) filed on April 30, 1992.

        (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995./2/

        (7)        Not Applicable.

        (8)(a)     Agreement and Plan of Merger./1/

           (b) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies./3/

        (9)(a) Opinion and Consent of counsel as to legality of securities in Separate Account A./1/

           (b) Opinion and consent of counsel as to legality of securities in Separate Account A./1/

           (c) Opinion and Consent of counsel as to the legality of securities to be issued by American General Life Insurance Company Separate Account A, previously filed as Exhibit 9(c) to Post-Effective Amendment No. 18 to Form N-4 Registration Statement of American General Life Insurance Company Separate Account A (File No. 33-44745), filed on April 30, 1992.

        (10)       Consent of Independent Auditors. (Filed herewith)

        (11)       Not Applicable.

        (12)       None.

        (13)       Not Applicable.

        (14)       Not Applicable.

_________________

/1/ Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-44745) filed on April 28, 1995.

/2/ Incorporated by reference to Pre-Effective Amendment No. 3 to the Form S-6 Registration Statement of AGL's Separate Account VL-R (File No. 333-53909) filed on August 19, 1998.

/3/ Previously filed in Post-Effective Amendment No. 23 to this Registration Statement (File No. 33-44745) filed on April 24, 1998.

/4/ Incorporated by reference to the filing of AGL's Form N-4 Registration Statement (File No 333-70667) filed on January 15, 1999.

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